UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
National Ultra-Short Municipal
Income Fund
(formerly, Eaton Vance Floating-Rate Municipal Income Fund)
Annual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2022
Eaton Vance
National Ultra-Short Municipal Income Fund

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For the first three months of the 12-month period that began April 1, 2021, municipal and U.S. Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by new federal stimulus and progress on COVID-19 vaccinations. In late spring and early summer, high year-over-year inflation numbers put further upward pressure on interest rates, as investors worried the U.S. Federal Reserve (the Fed) might need to raise rates to tame inflation.
By July, however, the emergence of a new, more contagious Delta variant of COVID-19 threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to U.S. Treasurys and municipal bonds as relatively safe-haven assets, leading bond prices to rise and interest rates to fall in July.
From August through October, fixed income markets reversed direction again. Bond prices declined due, in part, to anticipation that the Fed would begin tapering its monthly bond purchases, which had helped hold interest rates down through much of the pandemic.
In the closing months of 2021, the Fed confirmed that tapering would begin in November and accelerate in the months to come. The reduction of monetary stimulus put additional upward pressure on shorter term interest rates, as did the passage of President Biden’s infrastructure bill. Additionally, as the Fed issued more hawkish monetary statements, Treasury rates rose in December against the backdrop of inflationary concerns and potential interest rate hikes. Municipal bond rates, however, were nearly unchanged during the month.
But as the new year began, municipal investors appeared to reevaluate the twin threats of inflation and projected rate hikes. When the Russian Federation — a significant energy supplier for much of the world and especially Europe — began massing troops on its border with Ukraine, the threat and the subsequent reality of a prolonged war in Europe sent shock waves through markets worldwide and exacerbated energy price inflation.
As markets began to recognize the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, municipal bond mutual funds — which had reported net inflows for all but one week of 2021 — recorded 12 weeks of outflows in early 2022. In what would turn out to be the worst quarter for municipal bonds since the 1980s, the Bloomberg Municipal Bond Index, a broad measure of the municipal bond market, declined 6.23% in the first three months of the year.
For the one-year period as a whole, the municipal bond yield curve experienced a “bear market flattening,” in which interest rates rose across the curve, but more so at the shorter-maturity end of the curve. The Bloomberg Municipal Bond Index returned (4.47)% during the period. While municipal bonds modestly outperformed U.S. Treasurys in the short end of the yield curve — maturities of 5 years or less — municipals underperformed Treasurys in the middle and long end of the curve — maturities of about 10 years and 30 years, respectively.
Fund Performance
For the 12-month period ended March 31, 2022, Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) returned (0.31)% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg 1 Year Municipal Bond Index (the Index), which returned (1.51)%.
The Fund invests primarily in municipal obligations that are exempt from regular federal income tax and seeks to maintain an average portfolio effective maturity of less than 2 years.
Contributors to Fund performance versus the Index included security selection in the transportation sector and an underweight position, relative to the Index, in AAA rated bonds, which were the worst-performing credit rating category in the Index during the period.
The Fund’s relatively defensive allocations to floating-rate notes and variable rate demand notes — which have a very short duration (sensitivity to interest-rate changes) and are not represented in the Index — also contributed to relative performance as interest rates rose during the period.
In contrast, detractors from Fund performance versus the Index during the period included security selection in 5% coupon bonds and an overweight position in the industrial development revenue sector.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Julie Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Advisers Class at NAV	11/20/2020	05/29/1992	(0.38)%	0.81%	0.61%
Class A at NAV	06/27/1996	05/29/1992	(0.31)	0.80	0.60
Class A with 2.25% Maximum Sales Charge	—	—	(2.58)	0.34	0.37
Class I at NAV	08/03/2010	05/29/1992	(0.26)	0.95	0.75

Bloomberg 1 Year Municipal Bond Index	—	—	(1.51)%	0.97%	0.83%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class I
Gross	0.54%	0.54%	0.39%
Net	0.50	0.50	0.35
% Distribution Rates/Yields[4]	Advisers Class	Class A	Class I
Distribution Rate	0.30%	—%	0.45%
Taxable-Equivalent Distribution Rate	0.51	—	0.76
SEC 30-day Yield	0.33	0.32	0.48
Taxable-Equivalent SEC 30-day Yield	0.55	0.54	0.81
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Advisers Class	$10,000	03/31/2012	$10,623	N.A.
Class I	$250,000	03/31/2012	$269,497	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Advisers Class is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 1, 2022, the Fund’s name was changed to Eaton Vance National Ultra-Short Municipal Income Fund and the Fund’s Floating-Rate 80% Policy was removed. The Floating-Rate 80% Policy required the Fund, under normal market circumstances, to invest at least 80% of its total assets in (i) municipal floating-rate bonds or obligations and (ii) fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$ 996.20	$2.49**	0.50%
Class A	$1,000.00	$ 995.90	$2.69**	0.54%
Class I	$1,000.00	$ 995.90	$1.94**	0.39%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,022.44	$2.52**	0.50%
Class A	$1,000.00	$1,022.24	$2.72**	0.54%
Class I	$1,000.00	$1,022.99	$1.97**	0.39%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
6

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Portfolio of Investments

Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Grand Canyon University, 3.25%, 10/1/23	$2,900	$ 2,914,500
Total Corporate Bonds (identified cost $2,900,000)		$ 2,914,500

Tax-Exempt Municipal Obligations — 94.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Delaware Valley Regional Finance Authority, PA, 0.914%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 10,023,500
		$ 10,023,500
Education — 2.8%
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools), 5.00%, 8/15/23	$325	$ 337,743
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools), (PSF Guaranteed):
5.00%, 8/15/22	320	324,259
5.00%, 8/15/23	390	407,067
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 1.09%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,495	3,490,561
Montana State University, 0.96%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,605	1,608,098
University of Connecticut, 5.00%, 5/1/23(2)	2,685	2,775,654
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 0.50%, 8/1/34(3)(4)	4,730	4,730,000
		$ 13,673,382
Electric Utilities — 6.9%
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41(2)	$2,000	$ 1,975,480
Indianapolis, IN, Gas Utility Distribution System Revenue, 5.00%, 8/15/23	2,000	2,089,740
JEA, FL, Electric System Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.55%, 10/1/34(4)	1,700	1,700,000
Long Island Power Authority, NY, Electric System Revenue:
Series 2014C, 0.911%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	5,049,242
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Long Island Power Authority, NY, Electric System Revenue: (continued)
Series 2015C, 0.911%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	$1,750	$ 1,749,738
Oklahoma Municipal Power Authority, 0.90%, (SIFMA + 0.39%), 1/1/23(1)	1,775	1,777,396
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 0.48%, 10/1/33(4)	10,000	10,000,000
San Antonio, TX, Electric and Gas Systems Revenue:
5.00%, 2/1/23	700	718,669
5.00%, 2/1/23(2)	1,200	1,228,796
Seattle, WA, Municipal Light and Power Revenue, 1.00%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,009,520
		$ 34,298,581
Escrowed/Prerefunded — 0.9%
University of Arizona, Prerefunded to 8/1/23, 5.00%, 8/1/38	$4,360	$ 4,546,608
		$ 4,546,608
General Obligations — 12.5%
Adams and Weld Counties and Broomfield City and County School District 27J, CO, 5.00%, 12/1/22	$1,600	$ 1,636,624
Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	745	767,372
Austin Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/23	4,150	4,332,641
Boston, MA, 5.00%, 11/1/23(2)	5,000	5,255,000
California, 5.00%, 10/1/22	5,000	5,094,900
Chicago Board of Education, IL, 4.00%, 12/1/22	2,000	2,028,180
Comal Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/24	1,500	1,584,090
Georgetown Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	3,000	3,135,030
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	5,000	5,149,700
Illinois, 5.00%, 8/1/23	5,000	5,187,650
Kings Park Central School District, NY, 2.00%, 9/1/23	1,310	1,313,629
Mt. Diablo Unified School District, CA, (Election of 2018), 4.00%, 8/1/23(2)	2,350	2,421,205
New Hampshire, 5.00%, 12/1/23	1,270	1,337,882
New York City, NY, 5.00%, 8/1/23(2)	5,000	5,215,100
Oshkosh Area School District, WI, 7.25%, 3/1/23(2)	2,000	2,093,823
Palo Alto Unified School District, CA, (Election of 2018), 5.00%, 8/1/22(2)	5,410	5,468,266
Philadelphia School District, PA, 5.00%, 9/1/23	1,000	1,042,730

7
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Port of Seattle, WA:
(AMT), 5.00%, 12/1/22	$1,370	$ 1,400,619
(AMT), 5.00%, 12/1/23	1,690	1,776,055
Suffolk County, NY:
5.00%, 6/15/23	1,500	1,557,765
5.00%, 10/1/23(2)	650	673,316
Wappingers Central School District, NY, 2.00%, 8/11/22	4,000	4,008,960
		$ 62,480,537
Hospital — 22.5%
Arizona Health Facilities Authority, (Banner Health), 0.76%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	$2,400	$ 2,400,840
Arizona Health Facilities Authority, (Phoenix Children's Hospital), 2.36%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,533,900
California Health Facilities Financing Authority, (Kaiser Permanente), 5.00% to 11/1/22 (Put Date), 8/1/31	975	994,734
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 1.11%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,015,750
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,765	2,786,097
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.373%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,013,740
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 1.08%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,806,462
Idaho Health Facilities Authority, (CHE Trinity Health Credit Group), 0.23% to 5/2/22 (Put Date), 12/1/48	4,000	3,998,040
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 1.26%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,504,500
Indiana Finance Authority, (Parkview Health), 1.06%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,560	6,571,349
Indiana Finance Authority, (Sisters of St. Francis Health Services, Inc. Obligated Group), (LOC: Barclays Bank PLC), 0.43%, 11/1/37(5)	3,815	3,815,000
Iowa Finance Authority, (Iowa Health System), 1.09%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	10,045	10,054,442
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 1.61%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,580	1,587,268
Louisiana Public Facilities Authority, (Louisiana Children's Medical Center), 1.16%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,014,600
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/23 (Put Date), 10/1/47	$4,200	$ 4,377,870
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/23	2,415	2,508,340
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 1.201%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,005,880
Ohio, (Cleveland Clinic Health System), 0.91%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,434,099
Rhode Island Health and Educational Building Corp., (Lifespan Obligated Group), 5.00%, 5/15/22	2,250	2,259,698
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 1.11%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,532,100
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
1.06%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,001,420
1.16%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,261,828
		$112,477,957
Housing — 5.8%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.06%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,920	$ 3,920,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.06%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,014,800
New York Mortgage Agency:
(AMT), 1.05%, 4/1/26	1,275	1,200,400
(AMT), 1.15%, 10/1/26	1,330	1,247,247
Pennsylvania Housing Finance Agency:
0.888%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,442,294
0.918%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,008,100
Washington Housing Finance Commission, 1.06%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	5,008,650
		$ 28,841,491
Industrial Development Revenue — 7.8%
California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A1, (AMT), 0.25% to 4/18/22 (Put Date), 11/1/42(3)	$5,000	$ 4,998,150

8
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 2.70% to 8/14/23 (Put Date), 12/1/37	$4,000	$ 4,033,760
Dallas-Fort Worth International Airport Facility Improvement Corp., TX, (FlightSafety Texas, Inc.), (AMT), 0.55%, 7/1/32(4)	25,000	25,000,000
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 1.00% to 6/1/22 (Put Date), 4/1/24	5,000	4,997,250
		$ 39,029,160
Insured - General Obligations — 0.8%
Allegheny County, PA, (AGM), 0.762%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$3,885	$ 3,869,460
		$ 3,869,460
Insured - Lease Revenue/Certificates of Participation — 0.3%
Western Illinois University, (AGM), 3.00%, 10/1/22	$1,530	$ 1,541,291
		$ 1,541,291
Lease Revenue/Certificates of Participation — 0.6%
Miami-Dade County School Board, FL, Prerefunded to 5/1/23, 5.00%, 5/1/31	$1,055	$ 1,090,184
New Jersey Economic Development Authority, (School Facilities Construction), 2.06%, (SIFMA + 1.55%), 9/1/27(1)	2,000	2,017,220
		$ 3,107,404
Other Revenue — 15.1%
Black Belt Energy Gas District, AL, 1.13%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$ 19,892,600
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.86%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	2,630	2,621,873
Jacksonville, FL, Special Revenue, 5.00%, 10/1/23(2)	1,000	1,035,700
Los Angeles County, CA, Tax and Revenue Anticipation Notes, 4.00%, 6/30/22	5,000	5,037,600
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00%, 12/1/23	500	513,200
New Mexico Finance Authority, (Revolving Fund), 5.00%, 6/1/23	3,485	3,618,232
Northern California Gas Authority No. 1, Gas Project Revenue, 0.864%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	3,295	3,279,777
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.014%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,527,125
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Southeast Alabama Gas Supply District, (Project No. 2), 1.004%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	$6,440	$ 6,439,356
Tobacco Settlement Authority, WA, 5.00%, 6/1/22	3,500	3,522,435
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.56%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,043,680
		$ 75,531,578
Senior Living/Life Care — 1.1%
Iowa Finance Authority, (Lifespace Communities, Inc.), 0.746%, (70% of SOFR + 0.55%), 5/15/26 (Put Date), 5/15/56(1)	$5,500	$ 5,438,730
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/23	125	126,015
		$ 5,564,745
Special Tax Revenue — 1.0%
Missouri Highways and Transportation Commission, 5.00%, 5/1/22	$5,000	$ 5,015,700
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	35	0
5.75%, 5/1/38	60	60,517
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	90	54,165
		$ 5,130,382
Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	$2,100	$ 2,171,169
		$ 2,171,169
Transportation — 9.1%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.61%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$ 6,982,317
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/23	3,620	3,772,764
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/23	1,750	1,815,012
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/23	1,000	1,024,640
Lincoln Airport Authority, NE:
(AMT), 5.00%, 7/1/25	515	561,438
(AMT), 5.00%, 7/1/26	750	833,768

9
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY, 0.94%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	$20,000	$ 20,130,200
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 12/15/22	5,000	5,129,050
Pennsylvania Turnpike Commission:
1.11%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,002,460
1.21%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,505,150
Port Authority of New York and New Jersey, (AMT), 5.00%, 7/15/23	1,500	1,558,980
		$ 45,315,779
Water and Sewer — 5.1%
East Bay Municipal Utility District, CA, (SPA: Wells Fargo Bank, N.A.), 0.46%, 6/1/38(4)	$2,500	$ 2,500,000
Metropolitan Water District of Southern California:
0.65%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	4,875	4,861,886
0.65%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/47(1)	6,000	5,983,860
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 0.33%, 6/15/50(5)	2,800	2,800,000
(SPA: State Street Bank and Trust Company), 0.38%, 6/15/45(5)	6,000	6,000,000
North Penn Water Authority, PA:
0.87%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,447,984
1.07%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,692,079
		$ 25,285,809
Total Tax-Exempt Municipal Obligations (identified cost $473,905,005)		$472,888,833

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Valley View School District, PA:
(BAM), 1.25%, 5/15/23	$150	$ 149,737
(BAM), 1.25%, 5/15/23	300	297,516
		$ 447,253
Other Revenue — 1.4%
Golden State Tobacco Securitization Corp., CA:
1.237%, 6/1/22	$2,900	$ 2,900,145
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Golden State Tobacco Securitization Corp., CA: (continued)
1.337%, 6/1/23	$3,800	$ 3,799,696
		$ 6,699,841
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living):
1.67%, 11/15/22	$295	$ 293,068
1.72%, 11/15/23	300	291,663
		$ 584,731
Special Tax Revenue — 0.1%
Riverside Unified School District Financing Authority, CA, 1.077%, 9/1/24	$500	$ 480,625
		$ 480,625
Student Loan — 0.9%
Massachusetts Educational Financing Authority, 1.638%, 7/1/26	$5,000	$ 4,666,950
		$ 4,666,950
Transportation — 1.0%
Virginia Small Business Financing Authority, (I-495 HOT Lanes), 2.00%, 12/31/23	$5,000	$ 5,003,600
		$ 5,003,600
Total Taxable Municipal Obligations (identified cost $18,245,000)		$ 17,883,000
Total Investments — 98.9% (identified cost $495,050,005)		$493,686,333
Other Assets, Less Liabilities — 1.1%		$ 5,485,359
Net Assets — 100.0%		$499,171,692
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $19,782,592 or 4.0% of the Fund's net assets.

10
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(6)	Issuer is in default with respect to interest and/or principal payments.
At March 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
California	11.6%
New York	10.4%
Others, representing less than 10% individually	76.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 1.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar
11
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Statement of Assets and Liabilities

March 31, 2022
Assets
Investments, at value (identified cost $495,050,005)	$ 493,686,333
Cash	15,606,141
Interest receivable	1,775,922
Receivable for investments sold	20,000,000
Receivable for Fund shares sold	2,072,407
Receivable from affiliates	31,091
Total assets	$533,171,894
Liabilities
Payable for investments purchased	$ 2,538,383
Payable for when-issued securities	28,209,511
Payable for Fund shares redeemed	2,898,724
Distributions payable	41,405
Payable to affiliates:
Investment adviser fee	126,369
Distribution and service fees	18,086
Accrued expenses	167,724
Total liabilities	$ 34,000,202
Net Assets	$499,171,692
Sources of Net Assets
Paid-in capital	$ 503,682,343
Accumulated loss	(4,510,651)
Net Assets	$499,171,692
Advisers Class Shares
Net Assets	$ 258,902
Shares Outstanding	26,431
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.80
Class A Shares
Net Assets	$ 142,014,152
Shares Outstanding	14,495,551
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.80
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 10.03
Class I Shares
Net Assets	$ 356,898,638
Shares Outstanding	36,404,408
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.80
On sales of $100,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Statement of Operations

Year Ended
March 31, 2022
Investment Income
Interest income	$ 2,611,991
Total investment income	$ 2,611,991
Expenses
Investment adviser fee	$ 1,476,959
Distribution and service fees:
Advisers Class	92
Class A	232,601
Trustees’ fees and expenses	23,618
Custodian fee	119,314
Transfer and dividend disbursing agent fees	72,192
Legal and accounting services	54,119
Printing and postage	14,311
Registration fees	163,516
Miscellaneous	47,024
Total expenses	$ 2,203,746
Deduct:
Allocation of expenses to affiliates	$ 61,146
Total expense reductions	$ 61,146
Net expenses	$ 2,142,600
Net investment income	$ 469,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (247,679)
Net realized loss	$ (247,679)
Change in unrealized appreciation (depreciation):
Investments	$ (1,671,004)
Net change in unrealized appreciation (depreciation)	$(1,671,004)
Net realized and unrealized loss	$(1,918,683)
Net decrease in net assets from operations	$(1,449,292)
13
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Statements of Changes in Net Assets

	Year Ended March 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 469,391	$ 1,360,117
Net realized loss	(247,679)	(1,315,227)
Net change in unrealized appreciation (depreciation)	(1,671,004)	1,407,276
Net increase (decrease) in net assets from operations	$ (1,449,292)	$ 1,452,166
Distributions to shareholders:
Advisers Class	$ (85)	$ (5)(1)
Class A	—	(482,907)
Class I	(478,040)	(846,524)
Total distributions to shareholders	$ (478,125)	$ (1,329,436)
Transactions in shares of beneficial interest:
Advisers Class	$ 250,003	$ 10,005(1)
Class A	(43,350,246)	(95,845,374)
Class I	97,185,269	(27,698,008)
Net increase (decrease) in net assets from Fund share transactions	$ 54,085,026	$(123,533,377)
Net increase (decrease) in net assets	$ 52,157,609	$(123,410,647)
Net Assets
At beginning of year	$ 447,014,083	$ 570,424,730
At end of year	$499,171,692	$ 447,014,083
(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.
14
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Financial Highlights

	Advisers Class
	Year Ended March 31, 2022	Period Ended March 31, 2021(1)
Net asset value — Beginning of period	$ 9.840	$ 9.770
Income (Loss) From Operations
Net investment income(2)	$ 0.014	$ 0.004
Net realized and unrealized gain (loss)	(0.051)	0.071
Total income (loss) from operations	$(0.037)	$ 0.075
Less Distributions
From net investment income	$ (0.003)	$ (0.005)
Total distributions	$(0.003)	$(0.005)
Net asset value — End of period	$ 9.800	$ 9.840
Total Return(3)	(0.38)% (4)	0.76% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 259	$ 10
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (4)	0.56% (6)
Net investment income	0.14%	0.11% (6)
Portfolio Turnover	47%	6% (7)
(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.04% of average daily net assets for the year ended March 31, 2022). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	For the year ended March 31, 2021.
15
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Financial Highlights — continued

	Class A
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.830	$ 9.800	$ 9.830	$ 9.830	$ 9.800
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.001)	$ 0.022	$ 0.138	$ 0.147	$ 0.090
Net realized and unrealized gain (loss)	(0.029)	0.027	(0.029)	(0.001)	0.029
Total income (loss) from operations	$ (0.030)	$ 0.049	$ 0.109	$ 0.146	$ 0.119
Less Distributions
From net investment income	$ —	$ (0.019)	$ (0.139)	$ (0.146)	$ (0.089)
Total distributions	$ —	$ (0.019)	$ (0.139)	$ (0.146)	$ (0.089)
Net asset value — End of year	$ 9.800	$ 9.830	$ 9.800	$ 9.830	$ 9.830
Total Return(2)	(0.31)% (3)	0.50%	1.12% (3)	1.49% (3)	1.22%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$142,014	$185,881	$281,709	$257,118	$160,528
Ratios (as a percentage of average daily net assets):
Expenses	0.56% (3)	0.56%	0.59% (3)	0.60% (3)	0.60%
Net investment income (loss)	(0.01)%	0.22%	1.40%	1.49%	0.92%
Portfolio Turnover	47%	6%	49%	43%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended March 31, 2022 and less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
16
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.840	$ 9.800	$ 9.840	$ 9.830	$ 9.800
Income (Loss) From Operations
Net investment income(1)	$ 0.015	$ 0.036	$ 0.154	$ 0.162	$ 0.106
Net realized and unrealized gain (loss)	(0.041)	0.038	(0.039)	0.008	0.028
Total income (loss) from operations	$ (0.026)	$ 0.074	$ 0.115	$ 0.170	$ 0.134
Less Distributions
From net investment income	$ (0.014)	$ (0.034)	$ (0.155)	$ (0.160)	$ (0.104)
Total distributions	$ (0.014)	$ (0.034)	$ (0.155)	$ (0.160)	$ (0.104)
Net asset value — End of year	$ 9.800	$ 9.840	$ 9.800	$ 9.840	$ 9.830
Total Return(2)	(0.26)% (3)	0.76%	1.17% (3)	1.75% (3)	1.37%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$356,899	$261,123	$288,716	$462,305	$242,928
Ratios (as a percentage of average daily net assets):
Expenses	0.40% (3)	0.41%	0.44% (3)	0.45% (3)	0.45%
Net investment income	0.15%	0.37%	1.56%	1.65%	1.08%
Portfolio Turnover	47%	6%	49%	43%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended March 31, 2022 and less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
17
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance National Ultra-Short Municipal Income Fund (formerly, Eaton Vance Floating-Rate Municipal Income Fund) (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.
As of March 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
18

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2022 and March 31, 2021 was as follows:
	Year Ended March 31,
	2022	2021
Tax-exempt income	$405,731	$1,328,570
Ordinary income	$ 72,394	$ 866
As of March 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 12,004
Deferred capital losses	(3,170,841)
Net unrealized depreciation	(1,310,409)
Distributions payable	(41,405)
Accumulated loss	$(4,510,651)
At March 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $3,170,841 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2022, $974,254 are short-term and $2,196,587 are long-term.
19

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$494,996,742
Gross unrealized appreciation	$ 604,503
Gross unrealized depreciation	(1,914,912)
Net unrealized depreciation	$ (1,310,409)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement between the Fund and BMR, and an amendment to the agreement effective January 1, 2022, the fee is based upon a percentage of total daily net assets as indicated below and is payable monthly. Prior to January 1, 2022, the fee was based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and was payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate (prior to January 1, 2022)
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275	2.750
$1 billion but less than $1.5 billion	0.250	2.500
$1.5 billion but less than $2 billion	0.225	2.250
$2 billion but less than $3 billion	0.200	2.000
$3 billion and over	0.175	1.750
For the year ended March 31, 2022, the investment adviser fee amounted to $1,476,959 or 0.31% of the Fund’s average daily net assets.
Effective January 1, 2022, Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.50%, 0.50% and 0.35% of the Fund’s average daily net assets for Advisers Class, Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2023. Pursuant to this agreement, EVM and BMR were allocated $61,146 in total of the Fund’s operating expenses for the year ended March 31, 2022.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2022, EVM earned $3,416 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $95 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2022. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
20

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

4  Distribution Plan
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2022 amounted to $92 for Advisers Class shares and $232,601 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Effective June 1, 2021, Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective April 29, 2022, Class A shares may be subject to a 0.25% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2022, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $255,135,185 and $204,638,701, respectively, for the year ended March 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended March 31, 2022		Year Ended March 31, 2021(1)
	Shares	Amount	Shares	Amount
Advisers Class
Sales	25,407	$ 250,000	1,024	$ 10,000
Issued to shareholders electing to receive payments of distributions in Fund shares	8	80	— (2)	5
Redemptions	(8)	(77)	—	—
Net increase	25,407	$ 250,003	1,024	$ 10,005
Class A
Sales	2,747,105	$ 27,003,394	2,784,241	$ 27,217,799
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	48,940	475,559
Redemptions	(7,152,420)	(70,353,640)	(12,684,837)	(123,538,732)
Net decrease	(4,405,315)	$ (43,350,246)	(9,851,656)	$ (95,845,374)
21

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

	Year Ended March 31, 2022		Year Ended March 31, 2021(1)
	Shares	Amount	Shares	Amount
Class I
Sales	21,050,934	$ 207,242,089	14,996,715	$ 146,796,622
Issued to shareholders electing to receive payments of distributions in Fund shares	32,081	315,346	70,511	686,711
Redemptions	(11,213,795)	(110,372,166)	(17,984,169)	(175,181,341)
Net increase (decrease)	9,869,220	$ 97,185,269	(2,916,943)	$ (27,698,008)
(1)	For Advisers Class, for the period from the commencement of operations, November 20, 2020, to March 31, 2021.
(2)	Represents less than 0.5 shares.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2022.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,914,500	$ —	$ 2,914,500
Tax-Exempt Municipal Obligations	—	472,888,833	—	472,888,833
Taxable Municipal Obligations	—	17,883,000	—	17,883,000
Total Investments	$ —	$493,686,333	$ —	$493,686,333
22

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
11  Name and Investment Policy Change
Effective January 1, 2022, the name of Eaton Vance National Ultra-Short Municipal Income Fund was changed from Eaton Vance Floating-Rate Municipal Income Fund. The Fund also eliminated its policy of investing at least 80% of its assets in (i) municipal floating rate bonds or obligations and (ii) fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate.
23

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Ultra-Short Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Ultra-Short Municipal Income Fund (formerly, Eaton Vance Floating-Rate Municipal Income Fund) (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 20, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
24

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2022, the Fund designates 84.86% of distributions from net investment income as an exempt-interest dividend.
25

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds, Mr. Bowser who oversees 110 funds and Ms. Wiser who oversees 135 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
26

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
William H. Park 1947	Trustee	Since 2003	Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).
Other Directorships. None.
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Other Directorships. None.
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
27

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
28

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
29

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
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We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
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Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
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Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
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30

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
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This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14727    3.31.22

Eaton Vance
National Limited Maturity Municipal Income Fund
Annual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2022
Eaton Vance
National Limited Maturity Municipal Income Fund

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For the first three months of the 12-month period that began April 1, 2021, municipal and U.S. Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by new federal stimulus and progress on COVID-19 vaccinations. In late spring and early summer, high year-over-year inflation numbers put further upward pressure on interest rates, as investors worried the U.S. Federal Reserve (the Fed) might need to raise rates to tame inflation.
By July, however, the emergence of a new, more contagious Delta variant of COVID-19 threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to U.S. Treasurys and municipal bonds as relatively safe-haven assets, leading bond prices to rise and interest rates to fall in July.
From August through October, fixed income markets reversed direction again. Bond prices declined due, in part, to anticipation that the Fed would begin tapering its monthly bond purchases, which had helped hold interest rates down through much of the pandemic.
In the closing months of 2021, the Fed confirmed that tapering would begin in November and accelerate in the months to come. The reduction of monetary stimulus put additional upward pressure on shorter term interest rates, as did the passage of President Biden’s infrastructure bill. Additionally, as the Fed issued more hawkish monetary statements, Treasury rates rose in December against the backdrop of inflationary concerns and potential interest rate hikes. Municipal bond rates, however, were nearly unchanged during the month.
But as the new year began, municipal investors appeared to reevaluate the twin threats of inflation and projected rate hikes. When the Russian Federation — a significant energy supplier for much of the world and especially Europe — began massing troops on its border with Ukraine, the threat and the subsequent reality of a prolonged war in Europe sent shock waves through markets worldwide and exacerbated energy price inflation.
As markets began to recognize the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, municipal bond mutual funds — which had reported net inflows for all but one week of 2021 — recorded 12 weeks of outflows in early 2022. In what would turn out to be the worst quarter for municipal bonds since the 1980s, the Bloomberg Municipal Bond Index, a broad measure of the municipal bond market, declined 6.23% in the first three months of the year.
For the one-year period as a whole, the municipal bond yield curve experienced a “bear market flattening,” in which interest rates rose across the curve, but more so at the shorter-maturity end of the curve. The Bloomberg Municipal Bond Index returned (4.47)% during the period. While municipal bonds modestly outperformed U.S. Treasurys in the short end of the yield curve — maturities of 5 years or less — municipals underperformed Treasurys in the middle and long end of the curve — maturities of about 10 years and 30 years, respectively.
Fund Performance
For the 12-month period ended March 31, 2022, Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) returned (2.89)% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index), which returned (3.88)%.
The Fund’s overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Fund seeks to maintain a dollar-weighted average portfolio duration of less than five years.
Contributors to Fund performance versus the Index included security selections in the health care sector and security selections and an overweight position, relative to the Index, in bonds rated BBB and below, in a period when BBB rated bonds were the best-performing credit rating category in the Index.
The Fund’s relatively defensive allocations to floating-rate notes and variable rate demand notes — which have a very short duration (sensitivity to interest-rate changes) and are not represented in the Index — also contributed to relative performance as interest rates rose during the period.
In contrast, detractors from Fund performance versus the Index included security selections in the transportation sector; an overweight position in local general obligation bonds; and an overweight position in A rated bonds, which were the worst-performing credit rating category in the Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	(2.89)%	1.62%	2.01%
Class A with 2.25% Maximum Sales Charge	—	—	(5.09)	1.15	1.77
Class C at NAV	12/08/1993	05/22/1992	(3.47)	0.87	1.39
Class C with 1% Maximum Sales Charge	—	—	(4.43)	0.87	1.39
Class I at NAV	10/01/2009	05/22/1992	(2.64)	1.79	2.17

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(3.88)%	1.61%	1.80%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.50%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.46%	0.70%	1.61%
Taxable-Equivalent Distribution Rate	2.46	1.19	2.72
SEC 30-day Yield	1.02	0.30	1.19
Taxable-Equivalent SEC 30-day Yield	1.73	0.50	2.02
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2012	$11,485	N.A.
Class I	$250,000	03/31/2012	$309,948	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 965.50	$2.99	0.61%
Class C	$1,000.00	$ 962.40	$6.65	1.36%
Class I	$1,000.00	$ 967.30	$2.26	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.89	$3.07	0.61%
Class C	$1,000.00	$1,018.15	$6.84	1.36%
Class I	$1,000.00	$1,022.64	$2.32	0.46%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
6

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments

Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,772,551
		$ 2,772,551
Hospital — 0.1%
Little Co. of Mary Hospital of Indiana, Inc.:
1.249%, 11/1/22	$100	$ 99,776
1.399%, 11/1/23	125	121,143
1.581%, 11/1/24	360	345,902
1.973%, 11/1/25	325	308,309
		$ 875,130
Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$430	$ 413,487
		$ 413,487
Total Corporate Bonds (identified cost $4,410,000)		$ 4,061,168

Tax-Exempt Municipal Obligations — 92.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Delaware Valley Regional Finance Authority, PA:
1.04%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	$4,900	$ 4,893,434
2.00%, 10/1/29	55	50,848
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,299,280
Texas Water Development Board, (State Revolving Fund), 5.00%, 8/1/27	1,500	1,709,955
		$ 9,953,517
Education — 4.8%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/32	$470	$ 523,213
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University):
0.479%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	2,000	1,978,180
5.00%, 8/1/27	3,500	4,018,350
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	100	103,042
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
5.00%, 7/1/26	$125	$ 138,374
5.00%, 7/1/27	150	168,996
5.00%, 7/1/28	150	171,110
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
5.00%, 7/1/24	150	160,188
5.00%, 7/1/26	165	184,422
5.00%, 7/1/27	125	142,681
5.00%, 7/1/28	185	214,274
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/27	1,120	1,239,941
Forest Grove, OR, (Pacific University):
Series 2015A, 5.00%, 5/1/22	200	200,550
Series 2015A, 5.00%, 5/1/23	400	412,432
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):
(AMT), 5.00%, 7/1/26	540	598,001
(AMT), 5.00%, 7/1/27	715	805,169
Houston Higher Education Finance Corp., TX, (St. John's School), Prerefunded to 9/1/22, 5.00%, 9/1/25	1,000	1,015,300
Illinois Finance Authority, (Midwestern University Foundation), (AMT), 5.00%, 7/1/26	240	264,046
Indiana Finance Authority, (Valparaiso University):
5.00%, 10/1/22	200	203,278
5.00%, 10/1/23	200	207,960
Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/26	210	222,867
Kentucky Bond Development Corp., (Transylvania University), 3.00%, 3/1/24	165	167,569
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,165,200
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/28	1,800	2,072,376
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.74%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(1)	2,100	2,088,723
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
5.00%, 4/1/25	175	189,546
5.00%, 4/1/26	180	199,431
Rhode Island Health and Educational Building Corp., (St. George's School):
5.00%, 10/1/28	1,000	1,158,030
5.00%, 10/1/30	910	1,085,639
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	508,195

7
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	$1,795	$ 2,103,740
University of Connecticut, 5.00%, 5/1/27(2)	1,850	2,085,968
University of Washington, 5.00%, 4/1/23	1,000	1,034,240
		$ 29,831,031
Electric Utilities — 4.2%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,119,880
Delaware Municipal Electric Corp., (Beasley Power Station), 5.00%, 7/1/22	310	313,017
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41(2)	4,000	3,950,960
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,040,710
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 0.911%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	9,998,500
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,202,000
Orlando Utilities Commission, FL, 5.00%, 10/1/26	1,000	1,124,710
Piedmont Municipal Power Agency, SC:
4.00%, 1/1/26	1,000	1,063,400
5.00%, 1/1/25	1,205	1,297,532
Pinal County Electrical District No. 3, AZ, 5.00%, 7/1/28	400	461,284
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/24(2)	1,500	1,576,085
		$ 26,148,078
Escrowed/Prerefunded — 2.5%
Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$ 1,227,246
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,039,790
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	352,080
Louisiana, Highway Improvement Revenue, Prerefunded to 9/15/24, 5.00%, 6/15/25	750	800,378
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
4.00%, 4/1/25	360	379,969
4.00%, 4/1/26	375	401,955
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,223,200
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,553,225
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	$1,830	$ 1,841,730
Pittsburgh, PA, Prerefunded to 9/1/22, 5.00%, 9/1/26	1,000	1,015,920
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	975	994,237
		$ 15,829,730
General Obligations — 25.8%
Adams and Weld Counties and Broomfield City and County School District 27J, CO, 5.00%, 12/1/22	$1,600	$ 1,636,624
Bartow County School District, GA, 5.00%, 10/1/23(2)	1,550	1,622,323
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,093,250
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,187,879
Bingham and Bonneville Counties Joint School District No. 93, ID, Prerefunded to 9/15/22, 5.00%, 9/15/25	630	640,987
Boston, MA, 5.00%, 11/1/24(2)	6,455	6,967,333
Bridgeport, CT:
5.00%, 2/15/23	550	565,983
5.00%, 2/15/24	425	448,354
5.00%, 8/1/24	175	186,720
5.00%, 2/15/25	725	783,123
5.00%, 8/1/25	200	218,396
5.00%, 2/15/27	1,600	1,798,736
5.00%, 8/1/27	300	340,056
California:
5.00%, 10/1/22	5,000	5,094,900
5.00%, 4/1/26	3,750	4,185,262
5.00%, 12/1/28	4,000	4,711,960
5.00%, 4/1/35	2,000	2,309,120
Charlotte, NC, 5.00%, 6/1/28	850	994,797
Collin County Community College District, TX, 5.00%, 8/15/26	1,000	1,125,130
Cook County School District No. 63, IL:
5.00%, 12/1/28	2,595	3,005,555
5.00%, 12/1/29	2,725	3,146,639
Detroit, MI:
5.00%, 4/1/22	130	130,000
5.00%, 4/1/23	135	138,301
5.00%, 4/1/24	150	156,486
5.00%, 4/1/25	150	159,107
District of Columbia, 5.00%, 2/1/28	1,300	1,505,699
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,014,310

8
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Gwinnett County School District, GA, 5.00%, 2/1/26	$2,220	$ 2,405,992
Hennepin County, MN, (SPA: TD Bank, N.A.), 0.50%, 12/1/38(3)	7,650	7,650,000
Illinois:
5.00%, 2/1/23	5,000	5,124,450
5.00%, 2/1/25	4,000	4,278,680
5.00%, 11/1/26	5,000	5,471,400
5.50%, 5/1/30	500	581,395
Kansas City, MO, 5.00%, 2/1/27	1,265	1,332,412
Los Fresnos Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	559,765
Madison County, TN, 5.00%, 5/1/24(2)	1,115	1,184,011
Madison Metropolitan School District, WI, 2.00%, 3/1/28	3,245	3,163,940
Millcreek Township School District, PA, 5.00%, 9/15/25	500	523,485
Monroe Township, NJ:
4.00%, 1/15/26	1,030	1,100,926
4.00%, 1/15/27	1,040	1,126,341
4.00%, 1/15/28	420	459,955
Mount Clemens Community School District, MI, 5.00%, 5/1/26	2,465	2,716,701
New York City, NY, 5.00%, 8/1/25(2)	5,000	5,470,350
New York, NY:
5.00%, 8/1/24	2,000	2,109,540
(SPA: Barclays Bank PLC), 0.43%, 10/1/46(4)	10,000	10,000,000
Ocean City, NJ:
2.00%, 10/15/31	745	685,080
2.00%, 10/15/32	3,065	2,754,975
2.25%, 9/15/32	610	570,338
Oklahoma City, OK, 4.00%, 3/1/25	5,755	6,084,819
Oshkosh Area School District, WI, 7.25%, 3/1/23(2)	3,000	3,140,735
Palo Alto Unified School District, CA, (Election of 2018), 5.00%, 8/1/24(2)	6,265	6,718,711
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,253,912
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	3,120	3,383,734
Portland Community College District, OR:
5.00%, 6/15/28	1,000	1,116,190
5.00%, 6/15/29	2,550	2,839,782
Princeton, NJ, 2.00%, 12/15/31	1,025	958,016
Puerto Rico, 5.625%, 7/1/27	1,000	1,093,380
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/23	13,010	12,707,648
5.00%, 6/15/27	1,275	1,461,571
Suffolk County, NY, 5.00%, 6/15/27	2,175	2,461,121
Township High School District No. 203, IL:
5.00%, 12/15/25	1,705	1,887,503
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Township High School District No. 203, IL: (continued)
5.00%, 12/15/26	$1,790	$ 2,027,157
Tulsa County Independent School District No. 5, OK, 4.00%, 5/1/25(2)	3,500	3,696,455
Wappingers Central School District, NY, 2.00%, 8/11/22	2,000	2,004,480
Williamson County, TN, 5.00%, 4/1/25	3,475	3,784,935
		$161,056,915
Hospital — 8.9%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 0.43%, 10/1/48(4)	$3,000	$ 3,000,000
Arizona Health Facilities Authority, (Banner Health), 0.76%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	1,200	1,200,420
Batesville Public Facilities Board, AR, (White River Health System, Inc.):
5.00%, 6/1/22	595	598,112
5.00%, 6/1/23	795	818,611
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	200	207,914
Berks County Municipal Authority, PA, (Tower Health):
5.00%, 2/1/24	500	514,915
5.00% to 2/1/25 (Put Date), 2/1/40	3,000	3,098,100
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	188,423
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Healthcare), 5.00%, 6/1/22	1,000	1,006,070
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,158,440
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,915	2,136,297
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/27	325	363,821
5.00%, 7/15/29	350	402,531
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	679,317
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/28	1,175	1,338,196
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.00%, 7/1/26	1,100	1,229,008
Halifax Hospital Medical Center, FL:
5.00%, 6/1/22	515	518,193
5.00%, 6/1/24	325	345,101
5.00%, 6/1/25	1,380	1,499,715

9
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/24	$1,250	$ 1,328,775
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	477,954
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/23	1,000	1,028,450
5.00%, 2/15/24	500	527,380
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	422,808
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	1,500	1,672,050
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/28	500	571,630
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	4,620,800
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/27(5)	1,200	1,358,208
Series 2017, 5.00%, 12/1/26(5)	1,500	1,681,695
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,045,510
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/22	600	608,478
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,852,566
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,647,030
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/22	500	508,360
5.00%, 12/1/23	250	258,407
5.00%, 12/1/24	285	298,954
Spartanburg Regional Health Services District, Inc., SC:
5.00%, 4/15/24	735	774,051
5.00%, 4/15/29	1,705	1,951,083
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	894,210
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), (LOC: TD Bank N.A.), 0.50%, 6/1/34(3)	5,385	5,385,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 0.69%, (SIFMA + 0.18%), 7/1/26 (Put Date), 8/15/54(1)	$4,000	$ 4,000,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,310,922
		$ 55,527,505
Housing — 0.8%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$3,500	$ 3,295,845
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	365	406,650
5.00%, 7/1/33	300	334,233
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	554,500
Sandoval County, NM, MFMR, 6.00%, 5/1/32(5)	465	465,065
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	95	95,000
		$ 5,151,293
Industrial Development Revenue — 4.6%
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 1.05%, 5/1/34	$2,500	$ 2,499,125
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	2,021,489
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 1.00% to 6/1/22 (Put Date), 4/1/24	7,500	7,495,875
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(5)	860	843,969
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	423,999
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,141,600
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	998,460
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,285,341
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,134,250
		$ 28,844,108
Insured - Education — 1.2%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/24	$100	$ 106,112

10
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II): (continued)
(AGM), 5.00%, 7/1/25	$100	$ 108,461
(AGM), 5.00%, 7/1/26	100	110,699
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	345	355,533
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 5.00%, 7/1/25	110	119,163
(AGM), 5.00%, 7/1/27	150	168,759
(AGM), 5.00%, 7/1/28	65	74,107
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,203,457
Northern Illinois University, (BAM), 5.00%, 4/1/30	850	993,463
		$ 7,239,754
Insured - Electric Utilities — 0.4%
Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/29	$875	$ 1,021,396
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,217,249
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	160	163,323
(NPFG), 5.00%, 7/1/24	115	117,389
(NPFG), Series SS, 5.00%, 7/1/25	300	306,231
		$ 2,825,588
Insured - Escrowed/Prerefunded — 0.5%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/23	$875	$ 898,004
Louisiana Energy & Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/25	1,125	1,170,292
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,013,130
		$ 3,081,426
Insured - General Obligations — 6.3%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 275,385
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	125	128,174
Cambria County, PA:
(AGM), 4.00%, 8/1/33	500	534,090
(BAM), 5.00%, 8/1/22	1,850	1,872,736
Cicero, IL:
(BAM), 4.00%, 1/1/23	520	529,188
(BAM), 4.00%, 1/1/25	285	296,853
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	432,004
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Hamden, CT, (BAM), 5.00%, 8/15/30	$750	$ 885,068
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,147,840
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	630,350
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,680,126
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,298,802
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/23	940	962,457
(AGM), 5.00%, 1/1/24	1,165	1,221,677
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,059,500
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,984,160
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,068,686
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,900,800
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	689,293
Yonkers, NY:
(AGM), 5.00%, 2/15/27	400	449,880
(BAM), 5.00%, 9/1/22(2)	1,000	1,007,830
		$ 39,054,899
Insured - Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 271,520
Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	402,109
		$ 673,629
Insured - Other Revenue — 0.2%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/27	$1,000	$ 1,113,930
		$ 1,113,930
Insured - Special Tax Revenue — 1.5%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$ 1,146,590
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,975,570
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,012,080
Vineyard Redevelopment Agency, UT, (AGM), 5.00%, 5/1/27	315	355,685
		$ 9,489,925

11
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 1.0%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	$5,000	$ 5,189,500
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.16%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	500	501,445
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/32	500	561,425
		$ 6,252,370
Lease Revenue/Certificates of Participation — 1.4%
Burke County, NC, Limited Obligation Bonds:
5.00%, 4/1/28	$250	$ 283,773
5.00%, 4/1/29	250	283,080
California State Public Works Board, 5.00%, 11/1/26	2,725	2,850,949
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 5.00%, 7/1/28	535	615,287
Crown Point Multi-School Building Corp., IN:
5.00%, 1/15/27	2,300	2,590,398
5.00%, 7/15/27	1,000	1,136,380
Manassas Park Economic Development Authority, VA:
5.00%, 12/15/25	185	203,550
5.00%, 12/15/26	225	252,342
5.00%, 12/15/27	190	216,594
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/25	385	415,373
		$ 8,847,726
Other Revenue — 3.2%
Black Belt Energy Gas District, AL, 0.88%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,845,900
California Community Choice Financing Authority:
Green Bonds, 4.00%, 12/1/25	635	666,242
Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	2,635	2,786,908
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,050,840
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.86%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	1,050	1,046,755
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,200	216,000
Jacksonville, FL, Special Revenue, 5.00%, 10/1/25(2)	1,500	1,614,990
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,035	1,148,364
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00%, 12/1/25	1,000	1,046,350
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.014%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	$2,000	$ 2,003,100
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	755,910
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	195	195,209
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/23	675	699,928
5.00%, 6/1/24	590	625,075
5.00%, 6/1/25	1,000	1,084,200
		$ 19,785,771
Senior Living/Life Care — 3.4%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(5)	$500	$ 485,870
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(5)	830	848,434
4.00%, 4/1/27(5)	765	780,614
4.00%, 4/1/29(5)	935	941,236
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,804,518
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.21%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	436,053
Illinois Finance Authority, (Smith Crossing):
4.00%, 10/15/22	160	161,290
4.00%, 10/15/23	210	214,063
4.00%, 10/15/24	215	220,517
4.00%, 10/15/25	300	308,556
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	435	454,923
4.00%, 12/1/27	440	460,623
4.00%, 12/1/28	455	476,936
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
5.00%, 8/1/22	550	555,835
5.00%, 8/1/23	705	733,299
5.00%, 8/1/24	480	511,286
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,144,721
5.00%, 1/1/30	1,265	1,330,223

12
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	$1,435	$ 1,448,331
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27	1,500	1,418,295
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/22	210	212,121
4.00%, 12/1/23	220	225,357
4.00%, 12/1/27	355	371,827
4.00%, 12/1/28	370	386,931
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(5)	3,420	3,431,902
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	140	144,129
4.00%, 11/15/25	115	121,453
4.00%, 11/15/26	125	132,951
4.00%, 11/15/27	130	139,025
4.00%, 11/15/28	110	118,053
		$ 21,019,372
Special Tax Revenue — 5.1%
Baltimore, MD, (Harbor Point):
3.05%, 6/1/28(5)	$190	$ 185,913
3.15%, 6/1/29(5)	200	195,346
3.20%, 6/1/30(5)	200	193,966
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	250	229,928
1.15%, 7/1/27	375	341,239
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,061,257
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,552,600
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	280	0
5.75%, 5/1/38	325	327,801
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 2/1/28	500	517,880
5.00%, 11/1/26	6,250	7,001,312
New York Dormitory Authority, Sales Tax Revenue:
(AMT), 5.00%, 3/15/24	1,405	1,483,919
(AMT), 5.00%, 3/15/25	1,470	1,589,658
(AMT), 5.00%, 3/15/26	1,545	1,708,229
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,671,247
Saint Clair County Highway Revenue, IL:
Escrowed to Maturity, 4.00%, 1/1/23	310	315,757
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Saint Clair County Highway Revenue, IL: (continued)
Prerefunded to 1/1/23, 4.00%, 1/1/24	$360	$ 366,685
Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,737,417
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,041,150
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	165,344
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	2,928,754
		$ 31,615,402
Student Loan — 0.8%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/22	$125	$ 127,672
(AMT), 5.00%, 11/15/23	230	241,070
(AMT), 5.00%, 11/15/24	300	318,120
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	3,115	3,059,927
(AMT), 5.00%, 7/1/24	1,000	1,054,810
		$ 4,801,599
Transportation — 11.2%
Atlanta, GA, Airport Revenue, (AMT), 5.00%, 7/1/29	$1,250	$ 1,431,600
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 0.81%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	5,000	4,960,350
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	1,500	1,697,415
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	3,791,795
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,329,198
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/25	2,800	3,067,260
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/26	2,500	2,762,025
Florida Department of Transportation, 5.00%, 7/1/27(2)	6,505	7,430,922
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,465,616
Greater Orlando Aviation Authority, FL, 5.00%, 10/1/26	5,000	5,517,300
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	2,500	2,703,825
(AMT), 5.00%, 5/15/25	1,930	2,078,301
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/26	885	958,437

13
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Nashville Airport Authority, TN: (continued)
(AMT), 5.00%, 7/1/27	$1,250	$ 1,349,650
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/25	2,000	2,170,700
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/30	750	833,348
New York Thruway Authority, 5.00%, 1/1/30	2,340	2,515,149
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/24	1,250	1,321,037
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger):
(AMT), 5.00%, 11/1/25	1,000	1,017,340
(AMT), 5.00%, 11/1/26	890	905,433
Pennsylvania Turnpike Commission:
5.00%, 12/1/22	1,000	1,023,420
5.00%, 12/1/27	750	852,743
5.00%, 12/1/28	750	866,363
5.00%, 12/1/37	2,850	3,302,437
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	3,600	3,871,836
Port of New Orleans, LA:
(AMT), 5.00%, 4/1/26	485	532,870
(AMT), 5.00%, 4/1/27	505	565,342
(AMT), 5.00%, 4/1/28	485	550,557
(AMT), 5.00%, 4/1/29	515	591,869
Port of Seattle, WA, (AMT), 5.00%, 4/1/27	1,000	1,116,500
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/29	3,365	3,842,022
South Jersey Transportation Authority, NJ:
5.00%, 11/1/22	155	158,364
5.00%, 11/1/24	395	424,167
Virginia Commonwealth Transportation Board, 5.00%, 5/15/24(2)	1,725	1,834,175
		$ 69,839,366
Water and Sewer — 2.9%
Baltimore, MD, (Water Projects):
5.00%, 7/1/33	$305	$ 361,632
5.00%, 7/1/35	350	412,612
5.00%, 7/1/36	350	412,230
Chicago, IL, Water Revenue, 5.00%, 11/1/22	1,000	1,020,880
Great Lakes Water Authority, MI:
5.00%, 7/1/24	150	159,915
5.00%, 7/1/25	100	109,280
5.00%, 7/1/26	300	335,571
5.00%, 7/1/27	300	342,597
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Great Lakes Water Authority, MI: (continued)
5.00%, 7/1/28	$220	$ 255,785
5.00%, 7/1/29	460	542,354
Hollywood, FL, Water and Sewer Revenue:
5.00%, 10/1/30	290	350,915
5.00%, 10/1/31	325	392,304
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,018,180
Joliet, IL, Waterworks and Sewerage Revenue, 5.00%, 1/1/24(2)	2,000	2,089,840
Metropolitan Water District of Southern California, 0.65%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	3,250	3,241,257
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/27	2,500	2,760,050
(SPA: JPMorgan Chase Bank, N.A.), 0.33%, 6/15/50(4)	2,500	2,500,000
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,113,640
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/27	800	914,688
		$ 18,333,730
Total Tax-Exempt Municipal Obligations (identified cost $580,307,939)		$576,316,664

Taxable Municipal Obligations — 6.3%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$3,595	$ 3,684,480
		$ 3,684,480
General Obligations — 0.7%
Chicago, IL, 7.75%, 1/1/42	$2,650	$ 2,915,212
Detroit, MI, 2.711%, 4/1/26	700	660,576
Homewood, AL, 2.00%, 9/1/26	625	609,031
Mill Valley School District, CA, 1.30%, 8/1/22	80	80,119
Nashua, NH, 1.40%, 1/15/33	375	327,180
		$ 4,592,118
Hospital — 0.4%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,380	$ 1,338,945

14
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Middleburg Heights, OH, (Southwest General Health Center):
1.949%, 8/1/22	$500	$ 501,030
2.025%, 8/1/23	615	610,658
		$ 2,450,633
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 1.55%, 5/15/24	$250	$ 244,258
Westland, MI, (BAM), 1.734%, 11/1/31	400	360,264
		$ 604,522
Insured - Transportation — 0.3%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,892,062
		$ 1,892,062
Other Revenue — 1.5%
Golden State Tobacco Securitization Corp., CA:
1.237%, 6/1/22	$5,100	$ 5,100,255
1.337%, 6/1/23	4,560	4,559,635
		$ 9,659,890
Senior Living/Life Care — 1.0%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$285	$ 280,904
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	334,524
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
2.38%, 11/15/22	360	360,493
2.60%, 11/15/24	4,000	3,911,520
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,310	1,233,378
		$ 6,120,819
Special Tax Revenue — 0.4%
Allentown Neighborhood Improvement Zone Development Authority, PA, 1.73%, 5/1/22	$800	$ 799,496
American Samoa Economic Development Authority, 2.47%, 9/1/24(5)	525	512,006
Illinois, Sales Tax Revenue, 2.159%, 6/15/29	1,000	907,560
		$ 2,219,062
Security	Principal Amount (000's omitted)	Value
Student Loan — 0.5%
Massachusetts Educational Financing Authority:
2.305%, 7/1/29	$2,000	$ 1,841,120
3.875%, 7/1/23	1,100	1,119,415
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	371,420
		$ 3,331,955
Transportation — 0.8%
Virginia Small Business Financing Authority, (I-495 HOT Lanes), 2.00%, 12/31/23	$5,000	$ 5,003,600
		$ 5,003,600
Total Taxable Municipal Obligations (identified cost $40,174,307)		$ 39,559,141
Total Investments — 99.3% (identified cost $624,892,246)		$619,936,973
Other Assets, Less Liabilities — 0.7%		$ 4,112,551
Net Assets — 100.0%		$624,049,524
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $15,518,077 or 2.5% of the Fund's net assets.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
At March 31, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	12.6%
Others, representing less than 10% individually	86.1%

15
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 4.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
MFMR	– Multi-Family Mortgage Revenue
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar
16
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Statement of Assets and Liabilities

March 31, 2022
Assets
Investments, at value (identified cost $624,892,246)	$ 619,936,973
Cash	40,844,502
Interest receivable	5,596,975
Receivable for investments sold	18,806,583
Receivable for Fund shares sold	1,754,408
Total assets	$686,939,441
Liabilities
Payable for investments purchased	$ 7,458,766
Payable for when-issued securities	50,612,433
Payable for Fund shares redeemed	4,041,855
Distributions payable	318,590
Payable to affiliate:
Investment adviser fee	193,034
Distribution and service fees	40,797
Accrued expenses	224,442
Total liabilities	$ 62,889,917
Net Assets	$624,049,524
Sources of Net Assets
Paid-in capital	$ 640,863,817
Accumulated loss	(16,814,293)
Net Assets	$624,049,524
Class A Shares
Net Assets	$ 227,994,358
Shares Outstanding	24,045,464
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.48
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 9.70
Class C Shares
Net Assets	$ 13,732,204
Shares Outstanding	1,543,584
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.90
Class I Shares
Net Assets	$ 382,322,962
Shares Outstanding	40,303,252
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.49
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Statement of Operations

Year Ended
March 31, 2022
Investment Income
Interest income	$ 13,959,121
Total investment income	$ 13,959,121
Expenses
Investment adviser fee	$ 2,351,461
Distribution and service fees:
Class A	359,294
Class C	136,016
Trustees’ fees and expenses	32,468
Custodian fee	170,346
Transfer and dividend disbursing agent fees	177,691
Legal and accounting services	72,697
Printing and postage	23,961
Registration fees	123,742
Miscellaneous	100,079
Total expenses	$ 3,547,755
Net investment income	$ 10,411,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,743,965)
Net realized loss	$ (5,743,965)
Change in unrealized appreciation (depreciation):
Investments	$ (23,434,774)
Net change in unrealized appreciation (depreciation)	$(23,434,774)
Net realized and unrealized loss	$(29,178,739)
Net decrease in net assets from operations	$(18,767,373)
18
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Statements of Changes in Net Assets

	Year Ended March 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,411,366	$ 11,831,975
Net realized gain (loss)	(5,743,965)	3,014,824
Net change in unrealized appreciation (depreciation)	(23,434,774)	7,246,940
Net increase (decrease) in net assets from operations	$ (18,767,373)	$ 22,093,739
Distributions to shareholders:
Class A	$ (3,593,098)	$ (4,477,917)
Class C	(113,484)	(280,841)
Class I	(6,689,091)	(7,229,351)
Total distributions to shareholders	$ (10,395,673)	$ (11,988,109)
Transactions in shares of beneficial interest:
Class A	$ 15,192,700	$ 38,913,522
Class C	(42,625)	(10,136,453)
Class I	31,183,664	71,169,788
Net increase in net assets from Fund share transactions	$ 46,333,739	$ 99,946,857
Net increase in net assets	$ 17,170,693	$110,052,487
Net Assets
At beginning of year	$ 606,878,831	$ 496,826,344
At end of year	$624,049,524	$606,878,831
19
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Financial Highlights

	Class A
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.910	$ 9.700	$ 9.790	$ 9.730	$ 9.850
Income (Loss) From Operations
Net investment income(1)	$ 0.148	$ 0.215	$ 0.251	$ 0.272	$ 0.274
Net realized and unrealized gain (loss)	(0.430)	0.215	(0.087)	0.058	(0.120)
Total income (loss) from operations	$ (0.282)	$ 0.430	$ 0.164	$ 0.330	$ 0.154
Less Distributions
From net investment income	$ (0.148)	$ (0.220)	$ (0.254)	$ (0.270)	$ (0.274)
Total distributions	$ (0.148)	$ (0.220)	$ (0.254)	$ (0.270)	$ (0.274)
Net asset value — End of year	$ 9.480	$ 9.910	$ 9.700	$ 9.790	$ 9.730
Total Return(2)	(2.89)%	4.47%	1.66%	3.45%	1.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$227,994	$223,318	$180,506	$192,155	$189,734
Ratios (as a percentage of average daily net assets):
Expenses	0.61%	0.65%	0.66%	0.68%	0.67%
Net investment income	1.50%	2.18%	2.55%	2.80%	2.77%
Portfolio Turnover	70%	81%	40%	14%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
20
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.290	$ 9.100	$ 9.180	$ 9.120	$ 9.240
Income (Loss) From Operations
Net investment income(1)	$ 0.070	$ 0.138	$ 0.167	$ 0.186	$ 0.188
Net realized and unrealized gain (loss)	(0.390)	0.189	(0.078)	0.059	(0.121)
Total income (loss) from operations	$ (0.320)	$ 0.327	$ 0.089	$ 0.245	$ 0.067
Less Distributions
From net investment income	$ (0.070)	$ (0.137)	$ (0.169)	$ (0.185)	$ (0.187)
Total distributions	$ (0.070)	$ (0.137)	$ (0.169)	$ (0.185)	$ (0.187)
Net asset value — End of year	$ 8.900	$ 9.290	$ 9.100	$ 9.180	$ 9.120
Total Return(2)	(3.47)%	3.61%	0.95%	2.73%	0.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,732	$14,426	$24,108	$35,667	$73,533
Ratios (as a percentage of average daily net assets):
Expenses	1.36%	1.40%	1.41%	1.43%	1.42%
Net investment income	0.75%	1.49%	1.80%	2.05%	2.02%
Portfolio Turnover	70%	81%	40%	14%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
21
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.910	$ 9.700	$ 9.790	$ 9.730	$ 9.850
Income (Loss) From Operations
Net investment income(1)	$ 0.163	$ 0.230	$ 0.266	$ 0.286	$ 0.289
Net realized and unrealized gain (loss)	(0.420)	0.215	(0.087)	0.059	(0.120)
Total income (loss) from operations	$ (0.257)	$ 0.445	$ 0.179	$ 0.345	$ 0.169
Less Distributions
From net investment income	$ (0.163)	$ (0.235)	$ (0.269)	$ (0.285)	$ (0.289)
Total distributions	$ (0.163)	$ (0.235)	$ (0.269)	$ (0.285)	$ (0.289)
Net asset value — End of year	$ 9.490	$ 9.910	$ 9.700	$ 9.790	$ 9.730
Total Return(2)	(2.64)%	4.63%	1.81%	3.61%	1.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$382,323	$369,135	$292,213	$294,297	$288,575
Ratios (as a percentage of average daily net assets):
Expenses	0.46%	0.50%	0.51%	0.53%	0.52%
Net investment income	1.65%	2.33%	2.69%	2.95%	2.92%
Portfolio Turnover	70%	81%	40%	14%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
22
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 3.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
23

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2022 and March 31, 2021 was as follows:
	Year Ended March 31,
	2022	2021
Tax-exempt income	$9,492,365	$11,265,401
Ordinary income	$ 903,308	$ 722,708
As of March 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 318,591
Deferred capital losses	(12,187,445)
Net unrealized depreciation	(4,626,849)
Distributions payable	(318,590)
Accumulated loss	$(16,814,293)
At March 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $12,187,445 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2022, $11,369,671 are short-term and $817,774 are long-term.
24

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 624,563,822
Gross unrealized appreciation	$ 6,331,951
Gross unrealized depreciation	(10,958,800)
Net unrealized depreciation	$ (4,626,849)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275	2.750
$1 billion but less than $1.5 billion	0.250	2.500
$1.5 billion but less than $2 billion	0.225	2.250
$2 billion but less than $3 billion	0.200	2.000
$3 billion and over	0.175	1.750
For the year ended March 31, 2022, the investment adviser fee amounted to $2,351,461 or 0.36% of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2022, EVM earned $18,016 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $6,230 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR and EVD, also received a portion of the sales charge on sales of Class A Fund shares for the year ended March 31, 2022 in the amount of $3,859. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2022 amounted to $359,294 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2022, the Fund paid or accrued to EVD $113,347 for Class C shares.
25

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2022 amounted to $22,669 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective April 29, 2022, Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2022, the Fund was informed that EVD received approximately $31,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $538,577,090 and $435,507,330, respectively, for the year ended March 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended March 31, 2022		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	6,604,460	$ 65,199,529	7,006,789	$ 69,307,362
Issued to shareholders electing to receive payments of distributions in Fund shares	304,331	2,993,762	383,907	3,785,771
Redemptions	(5,481,731)	(53,728,553)	(4,306,585)	(42,519,506)
Converted from Class C shares	73,913	727,962	844,054	8,339,895
Net increase	1,500,973	$ 15,192,700	3,928,165	$ 38,913,522
Class C
Sales	418,555	$ 3,888,806	652,560	$ 6,071,927
Issued to shareholders electing to receive payments of distributions in Fund shares	11,479	105,974	25,999	239,999
Redemptions	(359,929)	(3,309,443)	(876,447)	(8,108,484)
Converted to Class A shares	(78,752)	(727,962)	(900,110)	(8,339,895)
Net decrease	(8,647)	$ (42,625)	(1,097,998)	$ (10,136,453)
26

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

	Year Ended March 31, 2022		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	19,053,048	$ 187,916,274	17,719,539	$ 175,299,260
Issued to shareholders electing to receive payments of distributions in Fund shares	333,610	3,281,465	263,897	2,604,107
Redemptions	(16,333,091)	(160,014,075)	(10,858,753)	(106,733,579)
Net increase	3,053,567	$ 31,183,664	7,124,683	$ 71,169,788
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2022.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 4,061,168	$ —	$ 4,061,168
Tax-Exempt Municipal Obligations	—	576,316,664	—	576,316,664
Taxable Municipal Obligations	—	39,559,141	—	39,559,141
Total Investments	$ —	$619,936,973	$ —	$619,936,973
27

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Notes to Financial Statements — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
28

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 20, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
29

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2022, the Fund designates 91.31% of distributions from net investment income as an exempt-interest dividend.
30

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds, Mr. Bowser who oversees 110 funds and Ms. Wiser who oversees 135 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
31

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
William H. Park 1947	Trustee	Since 2003	Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).
Other Directorships. None.
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Other Directorships. None.
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
32

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
33

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
34

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
35

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
36

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14728    3.31.22

Eaton Vance
New York Municipal
Opportunities Fund
Annual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2022
Eaton Vance
New York Municipal Opportunities Fund

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For the first three months of the 12-month period that began April 1, 2021, municipal and U.S. Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by new federal stimulus and progress on COVID-19 vaccinations. In late spring and early summer, high year-over-year inflation numbers put further upward pressure on interest rates, as investors worried the U.S. Federal Reserve (the Fed) might need to raise rates to tame inflation.
By July, however, the emergence of a new, more contagious Delta variant of COVID-19 threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to U.S. Treasurys and municipal bonds as relatively safe-haven assets, leading bond prices to rise and interest rates to fall in July.
From August through October, fixed income markets reversed direction again. Bond prices declined due, in part, to anticipation that the Fed would begin tapering its monthly bond purchases, which had helped hold interest rates down through much of the pandemic.
In the closing months of 2021, the Fed confirmed that tapering would begin in November and accelerate in the months to come. The reduction of monetary stimulus put additional upward pressure on shorter term interest rates, as did the passage of President Biden’s infrastructure bill. Additionally, as the Fed issued more hawkish monetary statements, Treasury rates rose in December against the backdrop of inflationary concerns and potential interest rate hikes. Municipal bond rates, however, were nearly unchanged during the month.
But as the new year began, municipal investors appeared to reevaluate the twin threats of inflation and projected rate hikes. When the Russian Federation — a significant energy supplier for much of the world and especially Europe — began massing troops on its border with Ukraine, the threat and the subsequent reality of a prolonged war in Europe sent shock waves through markets worldwide and exacerbated energy price inflation.
As markets began to recognize the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, municipal bond mutual funds — which had reported net inflows for all but one week of 2021 — recorded 12 weeks of outflows in early 2022. In what would turn out to be the worst quarter for municipal bonds since the 1980s, the Bloomberg Municipal Bond Index, a broad measure of the municipal bond market, declined 6.23% in the first three months of the year.
For the one-year period as a whole, the municipal bond yield curve experienced a “bear market flattening,” in which interest rates rose across the curve, but more so at the shorter-maturity end of the curve. The Bloomberg Municipal Bond Index returned (4.47)% during the period. While municipal bonds modestly outperformed U.S. Treasurys in the short end of the yield curve — maturities of 5 years or less — municipals underperformed Treasurys in the middle and long end of the curve — maturities of about 10 years and 30 years, respectively.
Fund Performance
For the 12-month period ended March 31, 2022, Eaton Vance New York Municipal Opportunities Fund (the Fund) returned (4.47)% for Class A shares at net asset value (NAV), performing in line with its primary benchmark, the Bloomberg Municipal Bond Index (the Index), which returned (4.47)%.
In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy and may invest in obligations of any duration or credit quality. Management has the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in obligations rated below investment-grade (Baa/BBB by Moody’s, S&P or Fitch). The Fund may also seek to hedge interest rate risk and hold leveraged investments. However, neither the hedging strategy nor leveraged investments were employed during this period.
Contributors to Fund performance versus the Index included security selections in the health care sector; security selections and an overweight position relative to the Index in BBB rated bonds, which were the best-performing credit rating category in the Index during the period; and an underweight position in bonds with 22 or more years remaining to maturity, during a period when longer-maturity bonds in general underperformed shorter-maturity bonds.
In contrast, detractors from performance versus the Index during the period included security selection in the education sector; security selection and an overweight position in 4% coupon bonds; and an out-of-Index allocation to BB rated bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	(4.47)%	1.94%	1.84%
Class A with 4.75% Maximum Sales Charge	—	—	(8.98)	0.95	1.34
Class C at NAV	12/08/1993	05/29/1992	(5.19)	1.17	1.24
Class C with 1% Maximum Sales Charge	—	—	(6.13)	1.17	1.24
Class I at NAV	08/03/2010	05/29/1992	(4.32)	2.09	2.00

Bloomberg Municipal Bond Index	—	—	(4.47)%	2.52%	2.88%
Bloomberg New York Municipal Bond Index	—	—	(4.42)	2.21	2.72
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.74%	1.49%	0.59%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.77%	1.01%	1.93%
Taxable-Equivalent Distribution Rate	3.67	2.09	3.99
SEC 30-day Yield	1.64	0.97	1.88
Taxable-Equivalent SEC 30-day Yield	3.40	2.01	3.89
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2012	$11,312	N.A.
Class I	$250,000	03/31/2012	$304,646	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 943.10	$3.58	0.74%
Class C	$1,000.00	$ 939.30	$7.20	1.49%
Class I	$1,000.00	$ 943.90	$2.86	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.24	$3.73	0.74%
Class C	$1,000.00	$1,017.50	$7.49	1.49%
Class I	$1,000.00	$1,021.99	$2.97	0.59%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
6

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 93.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$120	$ 120,954
		$ 120,954
Education — 12.7%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$ 333,555
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	405	447,881
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	105,851
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	208,314
Dutchess County Local Development Corp., NY, (Marist College), 5.00%, 7/1/29	130	148,659
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	941,746
5.00%, 10/1/25	930	1,010,677
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	180,635
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	1,500	1,583,760
New York Dormitory Authority, (New York University), 5.00%, 7/1/31	500	581,670
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	450	520,452
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
5.00%, 9/1/29	90	101,999
5.00%, 9/1/34	125	143,549
5.00%, 9/1/35	125	143,386
Series 2021A, 5.00%, 9/1/30	50	57,052
Series 2021A, 5.00%, 9/1/31	90	103,706
Series 2021A, 5.00%, 9/1/32	70	80,575
Series 2021A, 5.00%, 9/1/33	100	114,993
Series 2021B, 5.00%, 9/1/30	225	256,732
Series 2021B, 5.00%, 9/1/31	260	299,595
Series 2021B, 5.00%, 9/1/32	200	230,214
Series 2021B, 5.00%, 9/1/33	225	258,734
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,165,530
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	$330	$ 334,957
4.00%, 10/15/30	410	416,351
5.00%, 10/15/39	80	84,570
		$ 9,855,143
Electric Utilities — 6.4%
Long Island Power Authority, NY, Electric System Revenue, 4.00%, 9/1/39	$1,650	$ 1,764,757
New York Power Authority:
4.00%, 11/15/45	1,140	1,211,695
Green Bonds, 4.00%, 11/15/50	1,835	1,941,485
		$ 4,917,937
Escrowed/Prerefunded — 2.1%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,639,638
		$ 1,639,638
General Obligations — 3.4%
New York, NY:
4.00%, 3/1/36	$35	$ 37,080
4.00%, 8/1/38	635	675,869
5.00%, 8/1/26(2)	1,000	1,117,840
Puerto Rico:
0.00%, 7/1/24	15	13,915
0.00%, 7/1/33	38	22,077
4.00%, 7/1/33	30	28,999
4.00%, 7/1/35	27	25,776
4.00%, 7/1/37	23	22,019
5.25%, 7/1/23	33	33,903
5.375%, 7/1/25	33	34,842
5.625%, 7/1/27	33	35,749
5.625%, 7/1/29	107	119,727
5.75%, 7/1/31	31	35,662
Valley Stream, NY:
2.00%, 5/15/25	235	227,229
2.125%, 5/15/26	240	230,494
		$ 2,661,181
Hospital — 14.0%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$ 731,191

7
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Build NYC Resource Corp., NY, (New York Methodist Hospital), Escrowed to Maturity, 5.00%, 7/1/24	$400	$ 426,440
Dutchess County Local Development Corp., NY, (Nuvance Health), 5.00%, 7/1/24	140	147,517
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	1,390	1,438,817
4.00%, 11/1/29	1,110	1,144,676
Nassau County Local Economic Assistance and Financing Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,004,540
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	519,830
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/30	625	661,706
5.00%, 7/1/32	640	672,506
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	405,364
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/53	1,000	1,034,930
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/23(1)	400	417,760
5.00%, 12/1/24(1)	600	639,978
5.00%, 12/1/25(1)	500	538,965
Series 2017, 5.00%, 12/1/26(1)	500	560,565
Niagara Area Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/52	500	506,455
		$10,851,240
Housing — 2.3%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$1,000	$ 941,670
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	173,325
5.00%, 6/1/25	170	181,701
5.00%, 6/1/26	170	184,647
5.00%, 6/1/27	240	264,096
		$ 1,745,439
Industrial Development Revenue — 6.7%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$465	$ 479,108
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$625	$ 620,512
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,180,826
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	243,678
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	1,011,470
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	1,038,200
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	614,782
		$ 5,188,576
Insured - Electric Utilities — 3.1%
Long Island Power Authority, NY, Electric System Revenue, (AGC), 5.25%, 9/1/29	$255	$ 304,314
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,118,757
		$ 2,423,071
Insured - General Obligations — 5.3%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 1,040,600
East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/27	765	822,643
Nassau County, NY, (AGM), 4.00%, 4/1/44	600	647,034
Yonkers, NY:
(AGM), 5.00%, 2/15/29	850	984,360
(AGM), 5.00%, 2/15/31	520	616,652
		$ 4,111,289
Insured - Other Revenue — 0.4%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/30	$300	$ 347,466
		$ 347,466
Insured - Solid Waste — 1.3%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 165,010
(AGM), (AMT), 5.00%, 5/1/28	740	826,173
		$ 991,183

8
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.4%
Buffalo Municipal Water Finance Authority, NY:
(AGM), 5.00%, 7/1/29	$125	$ 139,391
(AGM), 5.00%, 7/1/31	140	155,998
		$ 295,389
Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$475	$ 527,754
		$ 527,754
Other Revenue — 2.9%
Albany Parking Authority, NY, 5.00%, 7/15/23	$700	$ 724,906
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/32	1,250	1,496,225
		$ 2,221,131
Senior Living/Life Care — 9.3%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 315,762
5.25%, 11/1/25	750	827,738
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	466,780
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,521,566
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,103,520
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), Escrowed to Maturity, 3.25%, 7/1/22	120	120,604
Westchester County Local Development Corp., NY, (Kendal on Hudson):
4.00%, 1/1/23	175	177,300
5.00%, 1/1/28	1,090	1,111,233
5.00%, 1/1/34	480	488,102
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/24	460	488,423
5.00%, 7/1/25	260	282,508
5.00%, 7/1/26	290	317,715
		$ 7,221,251
Solid Waste — 0.7%
Onondaga County Resource Recovery Agency, NY, (AMT), 5.00%, 5/1/25	$540	$ 579,361
		$ 579,361
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 8.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$ 113,187
Nassau County Interim Finance Authority, NY, Sales Tax Revenue:
4.00%, 11/15/35	250	280,798
5.00%, 11/15/35	250	304,263
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	475	499,690
4.00%, 5/1/44	410	425,375
4.00%, 11/1/45	540	560,498
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/47	750	780,555
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/40	1,000	1,128,690
(AMT), 5.00%, 3/15/30	1,875	2,172,956
		$ 6,266,012
Transportation — 10.7%
Albany County Airport Authority, NY, (AMT), 5.00%, 12/15/25	$500	$ 542,530
New York Thruway Authority:
5.00%, 1/1/40	905	1,023,374
5.00%, 1/1/51	200	216,156
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,000	1,046,410
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/39	650	673,309
4.00%, 12/1/41	200	206,710
(AMT), 4.00%, 12/1/40	50	50,852
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/24	795	834,909
(AMT), 5.00%, 4/1/28	520	582,311
(AMT), 5.00%, 4/1/29	275	311,545
(AMT), 5.00%, 4/1/30	455	513,750
Port Authority of New York and New Jersey:
(AMT), 3.00%, 10/1/27	135	137,866
(AMT), 5.00%, 11/1/30	1,100	1,273,008
(AMT), 5.00%, 10/15/35	740	825,226
		$ 8,237,956

9
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.9%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/40	$145	$ 153,867
5.00%, 6/15/45	325	365,209
Series 2018 CC-1, 5.00%, 6/15/48	440	493,755
Series 2022 CC, 5.00%, 6/15/35	1,000	1,202,050
		$ 2,214,881
Total Tax-Exempt Municipal Obligations (identified cost $73,617,910)		$72,416,852

Taxable Municipal Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$1,000	$ 950,250
		$ 950,250
General Obligations — 1.3%
New York, NY, 1.50%, 8/1/28	$1,000	$ 907,070
Puerto Rico, GO CVIs, 0.00%, 11/1/43	148	79,695
		$ 986,765
Total Taxable Municipal Obligations (identified cost $2,084,687)		$ 1,937,015

Miscellaneous — 0.3%
Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(1)(3)(4)	150	$ 188,953
Total Miscellaneous (identified cost $480,000)		$ 188,953
Total Investments — 96.4% (identified cost $76,182,597)		$74,542,820
Other Assets, Less Liabilities — 3.6%		$ 2,808,167
Net Assets — 100.0%		$77,350,987

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $4,989,081 or 6.4% of the Fund's net assets.
(2)	When-issued security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)	Non-income producing security.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

10
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Statement of Assets and Liabilities

March 31, 2022
Assets
Investments, at value (identified cost $76,182,597)	$ 74,542,820
Cash	3,171,221
Interest receivable	861,585
Receivable for investments sold	375,512
Receivable for Fund shares sold	29,107
Total assets	$78,980,245
Liabilities
Payable for when-issued securities	$ 1,121,310
Payable for Fund shares redeemed	366,963
Distributions payable	30,985
Payable to affiliates:
Investment adviser fee	25,074
Distribution and service fees	7,974
Accrued expenses	76,952
Total liabilities	$ 1,629,258
Net Assets	$77,350,987
Sources of Net Assets
Paid-in capital	$ 79,474,394
Accumulated loss	(2,123,407)
Net Assets	$77,350,987
Class A Shares
Net Assets	$ 37,053,809
Shares Outstanding	3,849,130
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.63
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 10.11
Class C Shares
Net Assets	$ 4,064,347
Shares Outstanding	444,251
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.15
Class I Shares
Net Assets	$ 36,232,831
Shares Outstanding	3,763,311
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.63
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Statement of Operations

Year Ended
March 31, 2022
Investment Income
Interest income	$ 1,999,186
Total investment income	$ 1,999,186
Expenses
Investment adviser fee	$ 308,579
Distribution and service fees:
Class A	61,318
Class C	44,677
Trustees’ fees and expenses	4,596
Custodian fee	28,499
Transfer and dividend disbursing agent fees	38,705
Legal and accounting services	56,796
Printing and postage	12,048
Registration fees	7,240
Miscellaneous	28,779
Total expenses	$ 591,237
Net investment income	$ 1,407,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (510,212)
Net realized loss	$ (510,212)
Change in unrealized appreciation (depreciation):
Investments	$ (4,592,616)
Net change in unrealized appreciation (depreciation)	$(4,592,616)
Net realized and unrealized loss	$(5,102,828)
Net decrease in net assets from operations	$(3,694,879)
12
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Statements of Changes in Net Assets

	Year Ended March 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,407,949	$ 1,477,645
Net realized gain (loss)	(510,212)	998,243
Net change in unrealized appreciation (depreciation)	(4,592,616)	1,966,758
Net increase (decrease) in net assets from operations	$ (3,694,879)	$ 4,442,646
Distributions to shareholders:
Class A	$ (877,418)	$ (779,384)
Class C	(68,622)	(78,299)
Class I	(869,943)	(590,361)
Total distributions to shareholders	$ (1,815,983)	$ (1,448,044)
Transactions in shares of beneficial interest:
Class A	$ (1,812,292)	$ (1,642,652)
Class C	(1,036,315)	(4,367,440)
Class I	4,594,146	7,733,558
Net increase in net assets from Fund share transactions	$ 1,745,539	$ 1,723,466
Net increase (decrease) in net assets	$ (3,765,323)	$ 4,718,068
Net Assets
At beginning of year	$ 81,116,310	$ 76,398,242
At end of year	$77,350,987	$81,116,310
13
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Financial Highlights

	Class A
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.300	$ 9.890	$ 9.870	$ 9.660	$ 9.770
Income (Loss) From Operations
Net investment income(1)	$ 0.172	$ 0.195	$ 0.210	$ 0.245	$ 0.241
Net realized and unrealized gain (loss)	(0.620)	0.406	0.023 (2)	0.207	(0.113)
Total income (loss) from operations	$ (0.448)	$ 0.601	$ 0.233	$ 0.452	$ 0.128
Less Distributions
From net investment income	$ (0.168)	$ (0.191)	$ (0.213)	$ (0.242)	$ (0.238)
From net realized gain	(0.054)	—	—	—	—
Total distributions	$ (0.222)	$ (0.191)	$ (0.213)	$ (0.242)	$ (0.238)
Net asset value — End of year	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660
Total Return(3)	(4.47)%	6.11%	2.33%	4.75%	1.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$37,054	$ 41,461	$41,504	$42,073	$44,330
Ratios (as a percentage of average daily net assets):
Expenses	0.73%	0.74%	0.74%	0.79%	0.75%
Net investment income	1.67%	1.91%	2.08%	2.54%	2.45%
Portfolio Turnover	38%	77%	102%	54%	66%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
14
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.790	$ 9.410	$ 9.390	$ 9.180	$ 9.290
Income (Loss) From Operations
Net investment income(1)	$ 0.090	$ 0.114	$ 0.128	$ 0.164	$ 0.159
Net realized and unrealized gain (loss)	(0.590)	0.375	0.022 (2)	0.207	(0.113)
Total income (loss) from operations	$(0.500)	$ 0.489	$ 0.150	$ 0.371	$ 0.046
Less Distributions
From net investment income	$ (0.086)	$ (0.109)	$ (0.130)	$ (0.161)	$ (0.156)
From net realized gain	(0.054)	—	—	—	—
Total distributions	$(0.140)	$(0.109)	$(0.130)	$ (0.161)	$ (0.156)
Net asset value — End of year	$ 9.150	$ 9.790	$ 9.410	$ 9.390	$ 9.180
Total Return(3)	(5.19)%	5.22%	1.58%	4.09%	0.48%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,064	$ 5,378	$ 9,441	$10,663	$16,306
Ratios (as a percentage of average daily net assets):
Expenses	1.48%	1.49%	1.50%	1.54%	1.50%
Net investment income	0.91%	1.18%	1.33%	1.79%	1.71%
Portfolio Turnover	38%	77%	102%	54%	66%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
15
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.300	$ 9.890	$ 9.870	$ 9.660	$ 9.770
Income (Loss) From Operations
Net investment income(1)	$ 0.188	$ 0.209	$ 0.225	$ 0.260	$ 0.255
Net realized and unrealized gain (loss)	(0.621)	0.407	0.023 (2)	0.206	(0.112)
Total income (loss) from operations	$ (0.433)	$ 0.616	$ 0.248	$ 0.466	$ 0.143
Less Distributions
From net investment income	$ (0.183)	$ (0.206)	$ (0.228)	$ (0.256)	$ (0.253)
From net realized gain	(0.054)	—	—	—	—
Total distributions	$ (0.237)	$ (0.206)	$ (0.228)	$ (0.256)	$ (0.253)
Net asset value — End of year	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660
Total Return(3)	(4.32)%	6.27%	2.48%	4.91%	1.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,233	$ 34,277	$25,454	$21,000	$16,301
Ratios (as a percentage of average daily net assets):
Expenses	0.58%	0.59%	0.59%	0.64%	0.60%
Net investment income	1.82%	2.05%	2.23%	2.68%	2.60%
Portfolio Turnover	38%	77%	102%	54%	66%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
16
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was decreased to 3.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
17

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2022 and March 31, 2021 was as follows:
	Year Ended March 31,
	2022	2021
Tax-exempt income	$1,352,752	$1,425,388
Ordinary income	$ 396,747	$ 22,656
Long-term capital gains	$ 66,484	$ —
As of March 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 10,945
Post October capital losses	(620,813)
Net unrealized depreciation	(1,482,554)
Distributions payable	(30,985)
Accumulated loss	$(2,123,407)
At March 31, 2022, the Fund had a net capital loss of $620,813 attributable to security transactions incurred after October 31, 2021 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund's taxable year ending March 31, 2023.
18

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 76,025,374
Gross unrealized appreciation	$ 1,084,650
Gross unrealized depreciation	(2,567,204)
Net unrealized depreciation	$ (1,482,554)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275	2.750
$1 billion but less than $1.5 billion	0.250	2.500
$1.5 billion but less than $2 billion	0.225	2.250
$2 billion but less than $3 billion	0.200	2.000
$3 billion and over	0.175	1.750
For the year ended March 31, 2022, the investment adviser fee amounted to $308,579 or 0.37% of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2022, EVM earned $9,570 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,545 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2022 amounted to $61,318 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2022, the Fund paid or accrued to EVD $37,231 for Class C shares.
19

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2022 amounted to $7,446 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective April 29, 2022, Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2022, the Fund was informed that EVD received approximately $500 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $34,653,406 and $30,911,006, respectively, for the year ended March 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended March 31, 2022		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	210,039	$ 2,171,956	272,302	$ 2,765,502
Issued to shareholders electing to receive payments of distributions in Fund shares	72,330	743,674	64,650	657,623
Redemptions	(498,862)	(5,139,641)	(659,969)	(6,648,297)
Converted from Class C shares	39,445	411,719	153,875	1,582,520
Net decrease	(177,048)	$ (1,812,292)	(169,142)	$ (1,642,652)
Class C
Sales	60,427	$ 598,423	94,967	$ 923,776
Issued to shareholders electing to receive payments of distributions in Fund shares	4,357	42,649	5,635	54,342
Redemptions	(128,464)	(1,265,668)	(393,134)	(3,763,038)
Converted to Class A shares	(41,492)	(411,719)	(161,875)	(1,582,520)
Net decrease	(105,172)	$ (1,036,315)	(454,407)	$ (4,367,440)
20

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

	Year Ended March 31, 2022		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	1,323,247	$ 13,635,410	1,149,514	$ 11,727,555
Issued to shareholders electing to receive payments of distributions in Fund shares	50,764	521,215	31,426	320,270
Redemptions	(938,768)	(9,562,479)	(425,583)	(4,314,267)
Net increase	435,243	$ 4,594,146	755,357	$ 7,733,558
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2022.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Obligations	$ —	$ 72,416,852	$ —	$ 72,416,852
Taxable Municipal Obligations	—	1,937,015	—	1,937,015
Miscellaneous	—	—	188,953	188,953
Total Investments	$ —	$74,353,867	$188,953	$74,542,820
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2022 is not presented.
21

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance New York Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance New York Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 20, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends and capital gains dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2022, the Fund designates 77.32% of distributions from net investment income as an exempt-interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2022, $66,484 or, if subsequently determined to be different, the net capital gain of such year.
24

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds, Mr. Bowser who oversees 110 funds and Ms. Wiser who oversees 135 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
25

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
William H. Park 1947	Trustee	Since 2003	Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).
Other Directorships. None.
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Other Directorships. None.
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
26

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
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This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23362    3.31.22

Eaton Vance
Short Duration Municipal
Opportunities Fund
Annual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2022
Eaton Vance
Short Duration Municipal Opportunities Fund

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For the first three months of the 12-month period that began April 1, 2021, municipal and U.S. Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by new federal stimulus and progress on COVID-19 vaccinations. In late spring and early summer, high year-over-year inflation numbers put further upward pressure on interest rates, as investors worried the U.S. Federal Reserve (the Fed) might need to raise rates to tame inflation.
By July, however, the emergence of a new, more contagious Delta variant of COVID-19 threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to U.S. Treasurys and municipal bonds as relatively safe-haven assets, leading bond prices to rise and interest rates to fall in July.
From August through October, fixed income markets reversed direction again. Bond prices declined due, in part, to anticipation that the Fed would begin tapering its monthly bond purchases, which had helped hold interest rates down through much of the pandemic.
In the closing months of 2021, the Fed confirmed that tapering would begin in November and accelerate in the months to come. The reduction of monetary stimulus put additional upward pressure on shorter term interest rates, as did the passage of President Biden’s infrastructure bill. Additionally, as the Fed issued more hawkish monetary statements, Treasury rates rose in December against the backdrop of inflationary concerns and potential interest rate hikes. Municipal bond rates, however, were nearly unchanged during the month.
But as the new year began, municipal investors appeared to reevaluate the twin threats of inflation and projected rate hikes. When the Russian Federation — a significant energy supplier for much of the world and especially Europe — began massing troops on its border with Ukraine, the threat and the subsequent reality of a prolonged war in Europe sent shock waves through markets worldwide and exacerbated energy price inflation.
As markets began to recognize the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, municipal bond mutual funds — which had reported net inflows for all but one week of 2021 — recorded 12 weeks of outflows in early 2022. In what would turn out to be the worst quarter for municipal bonds since the 1980s, the Bloomberg Municipal Bond Index, a broad measure of the municipal bond market, declined 6.23% in the first three months of the year.
For the one-year period as a whole, the municipal bond yield curve experienced a “bear market flattening,” in which interest rates rose across the curve, but more so at the shorter-maturity end of the curve. The Bloomberg Municipal Bond Index returned (4.47)% during the period. While municipal bonds modestly outperformed U.S. Treasurys in the short end of the yield curve — maturities of 5 years or less — municipals underperformed Treasurys in the middle and long end of the curve — maturities of about 10 years and 30 years, respectively.
Fund Performance
For the 12-month period ended March 31, 2022, Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) returned (2.85)% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index), which returned (3.88)%.
In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy and may invest in obligations of any duration or credit quality, while seeking to maintain a dollar-weighted average portfolio duration below 4.5 years. Management has the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in obligations rated below investment grade (Baa/BBB by Moody’s, S&P, or Fitch). The Fund may also seek to hedge interest rate risk and hold leveraged investments. However, neither the hedging strategy nor leveraged investments were employed during this period.
Contributors to Fund performance versus the Index included an underweight position, relative to the Index, in California bonds and an overweight position in BBB rated bonds, which were the best-performing credit rating category in the Index during the period.
The Fund’s relatively defensive allocations to floating-rate notes and variable rate demand notes — which have a very short duration (sensitivity to interest-rate changes) and are not represented in the Index — also contributed to relative performance as interest rates rose during the period.
In contrast, detractors from performance relative to the Index during the period included security selection and an overweight position in the transportation sector and security selection in AAA rated bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	(2.85)%	1.91%	1.91%
Class A with 2.25% Maximum Sales Charge	—	—	(5.07)	1.44	1.67
Class C at NAV	12/08/1993	06/01/1992	(3.54)	1.18	1.29
Class C with 1% Maximum Sales Charge	—	—	(4.51)	1.18	1.29
Class I at NAV	08/03/2010	06/01/1992	(2.70)	2.09	2.07

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(3.88)%	1.61%	1.80%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.52%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.10%	0.34%	1.25%
Taxable-Equivalent Distribution Rate	1.85	0.57	2.11
SEC 30-day Yield	1.15	0.42	1.32
Taxable-Equivalent SEC 30-day Yield	1.94	0.72	2.24
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2012	$11,371	N.A.
Class I	$250,000	03/31/2012	$306,922	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 963.40	$3.13	0.64%
Class C	$1,000.00	$ 960.00	$6.79	1.39%
Class I	$1,000.00	$ 964.10	$2.40	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.74	$3.23	0.64%
Class C	$1,000.00	$1,018.00	$6.99	1.39%
Class I	$1,000.00	$1,022.49	$2.47	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
6

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,950,000
		$ 4,950,000
Hospital — 0.3%
Harnett Health System, Inc., 4.25%, 4/1/32	$2,360	$ 2,324,600
St. Joseph's Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,255,439
		$ 3,580,039
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 4,274,762
YMCA of Greater New York, 2.303%, 8/1/26	660	634,655
		$ 4,909,417
Total Corporate Bonds (identified cost $12,724,514)		$ 13,439,456

Tax-Exempt Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Housing — 0.2%
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$1,855	$ 1,789,333
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), Class A, 0.947%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	464	461,552
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,318,601)		$ 2,250,885

Tax-Exempt Municipal Obligations — 97.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Delaware Valley Regional Finance Authority, PA, 0.914%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 9,021,151
Indiana Finance Authority, (State Revolving Fund):
Green Bonds, 5.00%, 2/1/27	1,575	1,781,624
Green Bonds, 5.00%, 2/1/28	1,000	1,154,080
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Texas Water Development Board, (State Revolving Fund), 5.00%, 8/1/27	$1,500	$ 1,709,955
		$ 13,666,810
Education — 6.7%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$7,740	$ 8,886,294
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	380	385,008
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625	645,294
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31	110	112,893
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/22	250	254,445
5.00%, 10/1/23	225	234,968
5.00%, 10/1/24	275	292,977
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/22(1)	165	166,893
5.00%, 8/1/23(1)	175	181,599
5.00%, 8/1/24(1)	160	168,733
5.00%, 8/1/25(1)	300	322,389
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/22(1)	100	100,806
5.00%, 7/1/23(1)	100	103,277
5.00%, 7/1/24(1)	135	142,370
5.00%, 7/1/25(1)	200	214,974
5.00%, 7/1/26(1)	105	114,679
5.00%, 7/1/27(1)	110	122,155
5.00%, 7/1/28(1)	160	179,474
5.00%, 7/1/29(1)	165	187,348
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools), (PSF Guaranteed):
5.00%, 8/15/24	425	454,002
5.00%, 8/15/25	460	501,671
5.00%, 8/15/27	535	605,679
Connecticut Health and Educational Facilities Authority, (Yale University), 0.25% to 2/9/24 (Put Date), 7/1/49	2,450	2,365,401
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	534,535
5.00%, 7/1/29	885	995,032

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
District of Columbia, (KIPP DC):
5.00%, 7/1/22	$200	$ 201,612
5.00%, 7/1/25	270	289,084
5.00%, 7/1/26	250	271,893
5.00%, 7/1/27	250	275,697
5.00%, 7/1/28	240	267,902
5.00%, 7/1/29	235	265,357
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	494,146
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/26	275	299,054
5.00%, 3/1/27	210	231,872
5.00%, 3/1/28	230	257,158
5.00%, 3/1/29	225	254,642
5.00%, 3/1/31	865	969,544
Kansas Development Finance Authority, (University of Kansas), 5.00%, 5/1/22	2,620	2,628,017
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/29	320	348,064
4.00%, 6/1/30	165	180,342
4.00%, 6/1/31	515	566,186
4.00%, 6/1/34	675	732,091
4.00%, 6/1/38	400	431,356
Kentucky Bond Development Corp., (Transylvania University):
5.00%, 3/1/26	300	328,932
5.00%, 3/1/27	80	89,110
5.00%, 3/1/28	95	107,322
5.00%, 3/1/29	150	171,375
Massachusetts Development Finance Agency, (Bentley University):
5.00%, 7/1/32	1,200	1,430,976
5.00%, 7/1/33	1,050	1,249,804
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/23	425	438,664
5.00%, 7/1/24	350	368,035
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	610,578
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	195	194,173
4.00%, 2/1/29	700	702,877
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,477,863
Montana State University, 0.96%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,600	1,603,088
Security	Principal Amount (000's omitted)	Value
Education (continued)
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University):
1.125% to 5/1/23 (Put Date), 5/1/36	$1,245	$ 1,227,333
4.00% to 5/1/22 (Put Date), 5/1/36	1,080	1,081,825
4.00% to 5/1/23 (Put Date), 5/1/36	1,170	1,188,849
New York Dormitory Authority, (New York University), 5.00%, 7/1/34	1,000	1,129,270
New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,235,729
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,059,460
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.74%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(2)	3,400	3,381,742
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/23	1,840	1,871,924
5.00%, 5/1/24	1,715	1,764,958
5.00%, 5/1/25	905	939,137
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	295	302,947
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	410	410,484
5.00%, 4/1/30(1)	1,550	1,684,478
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/27	1,000	1,127,000
5.00%, 9/1/28	1,000	1,141,090
University of Connecticut, 5.00%, 5/1/25(3)	1,000	1,084,594
University of Pittsburgh, PA, 0.87%, (SIFMA + 0.36%), 2/15/24(2)	2,000	2,006,820
University of South Carolina, (Moore School of Business), 5.00%, 5/1/26	1,300	1,446,653
University of Washington:
5.00%, 4/1/24	600	637,836
5.00%, 4/1/25	800	871,840
University System of Maryland:
5.00%, 4/1/23	3,260	3,370,970
5.00%, 4/1/24	3,825	4,055,380
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	417,172
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	334,957
		$ 69,782,158

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 4.6%
American Municipal Power-Ohio, Inc., OH, (Freemont Energy Center):
5.00%, 2/15/27	$400	$ 451,452
5.00%, 2/15/28	650	744,861
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	4,111,480
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/22	305	307,968
5.00%, 7/1/25	325	355,482
5.00%, 7/1/26	350	390,898
5.00%, 7/1/27	550	625,751
5.00%, 7/1/28	225	260,179
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41(3)	6,000	5,926,440
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.):
3.20%, 7/1/39	2,170	2,151,316
(AMT), 3.25%, 1/1/25	3,250	3,294,102
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 0.911%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	3,999,400
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,956,160
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,109,844
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	945,520
Philadelphia, PA, Gas Works Revenue:
(SPA: TD Bank, N.A.), 0.50%, 8/1/31(4)	9,055	9,055,000
(SPA: TD Bank, N.A.), 0.50%, 9/1/34(4)	2,500	2,500,000
Piedmont Municipal Power Agency, SC:
4.00%, 1/1/27	1,550	1,668,404
5.00%, 1/1/25	1,205	1,297,532
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/23(3)	2,300	2,355,193
Vermont Public Power Supply Authority, (Swanton Peaking Facility):
5.00%, 7/1/22	385	388,434
5.00%, 7/1/23	600	622,212
5.00%, 7/1/24	500	530,220
		$ 48,047,848
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.3%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$655	$ 681,062
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), Escrowed to Maturity, 5.00%, 4/1/22	835	835,000
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/31	650	698,848
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	1,100	1,121,703
		$ 3,336,613
General Obligations — 18.7%
Adams and Weld Counties and Broomfield City and County School District 27J, CO, 5.00%, 12/1/23	$3,550	$ 3,735,559
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	710	723,071
Anne Arundel County, MD, 5.00%, 10/1/25(3)	4,620	5,100,388
Arlington Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/24	100	105,892
5.00%, 2/15/25	1,000	1,082,780
Berwyn, IL, 5.00%, 12/1/23	1,090	1,133,306
Boston, MA:
5.00%, 11/1/23(3)	5,000	5,255,000
5.00%, 11/1/24(3)	5,000	5,396,850
California, 5.00%, 4/1/27	8,000	9,129,520
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	359,432
0.00%, 1/1/27	380	330,805
0.00%, 1/1/28	565	475,131
Charlotte, NC, 5.00%, 6/1/27	1,610	1,848,457
Chicago Board of Education, IL:
0.00%, 12/1/25	500	448,375
4.00%, 12/1/22	700	710,780
5.00%, 12/1/22	1,200	1,224,744
5.00%, 12/1/23	2,000	2,087,420
5.00%, 12/1/24	2,000	2,120,400
Chicago, IL:
0.00%, 1/1/24	225	213,125
0.00%, 1/1/26	160	140,914
5.00%, 1/1/30	7,320	8,088,966
5.625%, 1/1/29	1,000	1,110,740

9
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Connecticut:
1.41%, (SIFMA + 0.90%), 3/1/23(2)	$3,500	$ 3,515,820
3.00%, 1/15/23	2,500	2,531,850
5.00%, 4/15/23	3,200	3,313,120
5.00%, 9/15/25	1,390	1,522,203
Detroit, MI:
5.00%, 4/1/22	135	135,000
5.00%, 4/1/23	140	143,423
5.00%, 4/1/24	150	156,486
5.00%, 4/1/25	150	159,107
5.00%, 4/1/26	330	355,908
5.00%, 4/1/27	695	757,891
5.00%, 4/1/28	730	803,942
5.00%, 4/1/29	515	571,387
Harford County, MD:
5.00%, 9/15/23	1,000	1,048,290
5.00%, 10/1/28	1,500	1,764,690
Haverford Township School District, PA, (LOC: TD Bank, N.A.), 0.51%, 3/1/30(4)	15,135	15,135,000
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	2,000	2,059,880
Illinois:
3.25%, 11/1/26	1,440	1,468,238
5.00%, 6/1/22	495	497,831
5.00%, 10/1/23	285	296,859
5.00%, 2/1/24	500	524,340
5.00%, 6/1/24	4,850	5,118,787
5.00%, 8/1/24	2,085	2,117,484
5.00%, 11/1/24	1,650	1,756,887
5.00%, 8/1/25	1,000	1,015,610
5.00%, 11/1/25	5,000	5,414,150
Lamar Consolidated Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/24(3)	750	792,390
5.00%, 2/15/26(3)	770	855,408
L'Anse Creuse Public Schools, MI, (SPA: TD Bank, N.A.), 0.51%, 5/1/35(4)	19,010	19,010,000
Manchester, CT, 2.00%, 2/16/23	5,000	5,011,000
Maryland, 5.00%, 3/15/27	5,000	5,710,600
Meriden, CT, 5.00%, 3/15/23	1,000	1,032,120
New Haven, CT:
5.00%, 8/1/26	425	471,427
5.00%, 8/1/27	500	563,290
New Jersey, 2.00%, 6/1/29	5,000	4,652,850
New York City, NY, 5.00%, 8/1/25(3)	5,000	5,470,350
New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,212,200
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oklahoma City, OK, 4.00%, 3/1/24	$5,790	$ 6,022,063
Oshkosh Area School District, WI, 7.25%, 3/1/23(3)	2,000	2,093,823
Palo Alto Unified School District, CA, (Election of 2018), 5.00%, 8/1/24(3)	6,265	6,718,711
Paradise Valley Unified School District No. 69, AZ, 5.00%, 7/1/23(3)	1,000	1,041,460
Stickney, IL:
(BAM), 4.00%, 12/1/22	200	202,624
(BAM), 4.00%, 12/1/23	350	361,263
Suffolk County, NY, 5.00%, 6/15/26	1,800	1,996,902
Township High School District No. 203, IL:
5.00%, 12/15/27	1,885	2,193,612
5.00%, 12/15/28	1,980	2,348,993
Tulsa County Independent School District No. 5, OK, 3.00%, 5/1/24(3)	3,500	3,569,720
Union City, NJ, 5.00%, 11/1/23	1,000	1,044,310
Waco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	540	605,167
Waco, TX:
4.00%, 2/1/23	1,080	1,102,421
4.00%, 2/1/24	1,860	1,932,763
Wappingers Central School District, NY, 2.00%, 8/11/22	3,385	3,392,582
Washington, 5.00%, 6/1/27	1,500	1,714,245
Waukee Community School District, IA:
5.00%, 6/1/25(3)	1,000	1,086,070
5.00%, 6/1/26(3)	1,000	1,109,070
West Hartford, CT:
5.00%, 7/1/22	710	716,923
5.00%, 7/1/23	500	520,460
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,405,091
		$ 193,965,746
Hospital — 13.7%
Arizona Health Facilities Authority, (Banner Health), 0.76%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(2)	$2,400	$ 2,400,840
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/39	300	290,214
Berks County Municipal Authority, PA, (Tower Health):
5.00% to 2/1/25 (Put Date), 2/1/40	1,000	1,032,700
5.00% to 2/1/27 (Put Date), 2/1/40	10,000	10,453,600
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/22	810	819,882
4.00%, 12/1/23	1,135	1,159,936

10
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital): (continued)
4.00%, 12/1/24	$1,145	$ 1,176,774
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	468,869
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/22	150	152,709
5.00%, 10/15/23	175	182,625
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,268,600
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	512,320
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 1.11%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,009,450
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,209,400
5.00% to 8/1/26 (Put Date), 8/1/49	1,700	1,854,258
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,840	1,854,039
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	799,892
5.00%, 7/1/30(1)	285	323,928
5.00%, 7/1/33(1)	1,170	1,322,615
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/22	515	521,077
5.00%, 8/1/25	385	418,087
5.00%, 8/1/26	445	492,842
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	797,054
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,027,490
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/26	550	605,302
5.00%, 7/15/28	350	397,534
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
5.00%, 6/15/23	275	284,724
5.00%, 6/15/24	540	568,820
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	3,000	3,440,400
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group): (continued)
5.00%, 8/15/32	$3,015	$ 3,452,205
5.00%, 8/15/33	2,950	3,372,587
5.00%, 8/15/34	1,240	1,415,993
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
5.00%, 2/15/26	810	891,389
5.00%, 2/15/29	710	820,291
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.93%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(2)	3,000	2,999,910
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 1.26%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(2)	5,000	5,003,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,028,450
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	257,673
Indiana Finance Authority, (Parkview Health), 1.06%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,500	7,512,975
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/23	500	524,225
5.00%, 11/1/25	80	87,867
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/23 (Put Date), 10/1/47	3,000	3,127,050
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/22	1,855	1,871,992
5.00%, 7/1/23	1,945	2,019,688
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.08%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,400	6,428,032
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	555,155
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	128,184
5.00%, 7/15/26(1)	150	162,858
5.00%, 7/15/27(1)	170	187,216
5.00%, 7/15/28(1)	175	195,013
5.00%, 7/15/29(1)	320	360,592
5.00%, 7/15/30(1)	350	398,307
5.00%, 7/15/31(1)	325	371,394
5.00%, 7/15/32(1)	420	479,186

11
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Wellforce):
5.00%, 7/1/22	$450	$ 454,145
5.00%, 7/1/23	725	752,202
5.00%, 7/1/24	650	690,020
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 1.06%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	2,645	2,646,613
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,112,622
5.00%, 10/1/26	1,010	1,069,176
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,044,300
New Jersey Economic Development Authority, (Cooper Health System), (SPA: TD Bank, N.A.), 0.50%, 11/1/38(4)	15,600	15,600,000
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	573,858
5.00%, 7/1/26	800	889,352
5.00%, 7/1/27	2,000	2,222,720
5.00%, 7/1/29	300	332,784
5.00%, 7/1/30	1,595	1,769,748
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/26	400	422,388
5.00%, 7/1/27	390	414,457
5.00%, 7/1/28	455	485,157
5.00%, 7/1/29	750	801,502
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	1,910	2,097,791
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 1.201%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,002,940
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/23	1,250	1,297,987
5.00%, 8/15/24	720	762,278
5.00%, 8/15/25	400	432,316
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/24	200	213,778
5.00%, 10/1/25	225	246,020
5.00%, 10/1/26	150	167,546
5.00%, 10/1/27	125	142,023
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon Facilities Authority, (Samaritan Health Services): (continued)
5.00%, 10/1/28	$150	$ 172,925
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/25	1,195	1,244,867
5.00%, 4/1/28	1,395	1,492,999
5.00%, 4/1/29	1,000	1,077,050
5.00%, 4/1/30	1,000	1,074,140
5.25%, 4/1/54	3,000	3,167,250
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 1.11%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,532,100
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	52,488
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 0.69%, (SIFMA + 0.18%), 7/1/26 (Put Date), 8/15/54(2)	4,000	4,000,000
		$ 142,954,755
Housing — 3.6%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$ 4,110,603
District of Columbia Housing Finance Agency, (Parcel 42 Apartments), 1.70% to 3/1/25 (Put Date), 9/1/41	4,000	3,909,360
Illinois Housing Development Authority, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,930	3,949,847
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/23	150	153,285
4.00%, 7/1/24	175	180,992
4.00%, 7/1/25	300	313,059
4.00%, 7/1/26	320	336,160
4.00%, 7/1/27	250	264,145
4.00%, 7/1/28	200	212,000
4.00%, 7/1/29	270	286,543
4.00%, 7/1/30	280	296,226
4.00%, 7/1/31	290	305,785
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	507,250
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.06%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,625	2,625,000
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	852,261
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	5,500	5,179,185
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,859,000

12
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	$160	$ 175,523
5.00%, 7/1/27	385	428,790
5.00%, 7/1/28	240	269,594
5.00%, 7/1/29	535	606,765
5.00%, 7/1/30	225	253,460
5.00%, 7/1/31	485	543,001
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/23	20	20,731
5.00%, 7/1/24	180	190,998
5.00%, 7/1/25	850	919,624
5.00%, 7/1/26	600	660,750
5.00%, 7/1/27	375	419,599
5.00%, 7/1/28	340	384,003
5.00%, 7/1/29	300	336,993
5.00%, 7/1/30	350	390,824
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
4.00%, 6/1/22	230	230,697
5.00%, 6/1/23	390	402,819
5.00%, 6/1/24	440	464,860
5.00%, 6/1/25	980	1,055,156
5.00%, 6/1/26	1,090	1,191,534
		$ 37,286,422
Industrial Development Revenue — 8.4%
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$ 1,469,790
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 0.25% to 4/18/22 (Put Date), 11/1/42(1)	5,000	4,998,150
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,633,856
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,006,050
Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,375,618
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 1.05%, 5/1/34	6,500	6,497,725
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	920,141
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	958,610
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	$2,000	$ 2,094,600
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 1.00% to 6/1/22 (Put Date), 5/1/46	7,500	7,495,875
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,509,075
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,526,460
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,490,325
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	692,044
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,066,540
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,111,987
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	995	1,041,317
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,764,110
(AMT), 1.10% to 11/2/26 (Put Date), 6/1/31	5,000	4,655,550
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,902,400
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,497,690
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,549,670
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,011,120
Rockport, IN, (AEP Generating Co.):
Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	2,001,120
Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,251,260
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,629,776
St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	10,103,733
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,350,478
West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,020,640
		$ 87,625,710

13
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Bond Bank — 0.0%(5)
Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$ 251,380
		$ 251,380
Insured - Education — 1.0%
Missouri Southern State University:
(AGM), 5.00%, 10/1/24	$110	$ 117,274
(AGM), 5.00%, 10/1/25	125	136,150
(AGM), 5.00%, 10/1/27	205	231,338
(AGM), 5.00%, 10/1/28	200	228,888
(AGM), 5.00%, 10/1/31	290	334,515
(AGM), 5.00%, 10/1/32	155	178,518
Northern Illinois University:
(BAM), 5.00%, 4/1/23	120	123,760
(BAM), 5.00%, 4/1/24	500	527,100
(BAM), 5.00%, 4/1/25	400	430,836
(BAM), 5.00%, 4/1/26	650	713,895
(BAM), 5.00%, 4/1/27	530	593,065
(BAM), 5.00%, 4/1/28	625	710,225
(BAM), 5.00%, 4/1/29	700	807,380
Northwest Missouri State University, (BAM), 5.00%, 6/1/22	350	352,079
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	174,182
University of Oklahoma:
(AGM), 5.00%, 7/1/26	2,885	3,214,669
(AGM), 5.00%, 7/1/27	1,200	1,362,096
		$ 10,235,970
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority:
(AGM), 4.00%, 7/1/23	$305	$ 308,270
(NPFG), 5.25%, 7/1/29	1,740	1,798,359
Series QQ, (NPFG), 5.00%, 7/1/22	100	102,077
Series RR, (NPFG), 5.00%, 7/1/23	170	173,531
Series RR, (NPFG), 5.00%, 7/1/24	845	862,551
Series SS, (NPFG), 5.00%, 7/1/23	1,140	1,163,678
Texas Municipal Power Agency, (AGM), 3.00%, 9/1/28	1,000	1,023,450
		$ 5,431,916
Insured - General Obligations — 1.0%
Cambria County, PA, (AGM), 4.00%, 8/1/32	$500	$ 535,890
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	100	104,874
(NPFG), 0.00%, 12/1/22	470	463,913
(NPFG), 0.00%, 12/1/23	2,245	2,153,831
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Chicago Board of Education, IL: (continued)
(NPFG), 0.00%, 12/1/26	$1,945	$ 1,697,285
Series 1998B, (NPFG), 0.00%, 12/1/24	365	339,647
Series 1999A, (NPFG), 0.00%, 12/1/24	260	241,940
Chicago, IL:
(AGM), 0.00%, 1/1/25	250	232,518
(NPFG), 0.00%, 1/1/23	175	172,195
Cicero, IL:
(BAM), 4.00%, 1/1/23	520	529,188
(BAM), 4.00%, 1/1/25	280	291,645
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	537,275
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	147,563
McCook, IL:
(AGM), 4.00%, 12/1/22	225	228,638
(AGM), 4.00%, 12/1/23	250	258,252
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	496,684
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/22	495	505,801
(AGM), 5.00%, 12/1/25	540	592,034
(AGM), 5.00%, 12/1/28	630	729,420
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	120,648
		$ 10,379,241
Insured - Hospital — 0.1%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$ 713,340
		$ 713,340
Insured - Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University:
(BAM), 5.00%, 11/1/26	$250	$ 279,243
(BAM), 5.00%, 11/1/29	300	351,912
(BAM), 5.00%, 11/1/30	350	416,241
		$ 1,047,396
Insured - Other Revenue — 0.3%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$ 1,190,490
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 5.00%, 3/1/30	1,500	1,735,080
		$ 2,925,570

14
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.1%
Vineyard Redevelopment Agency, UT:
(AGM), 5.00%, 5/1/28	$235	$ 269,526
(AGM), 5.00%, 5/1/29	200	232,630
(AGM), 5.00%, 5/1/30	210	247,042
(AGM), 5.00%, 5/1/31	245	290,906
		$ 1,040,104
Insured - Transportation — 0.6%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$ 2,165,366
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,077,430
Puerto Rico Highway and Transportation Authority:
(NPFG), 5.00%, 7/1/29	955	976,554
(NPFG), 5.25%, 7/1/23	365	369,136
		$ 6,588,486
Lease Revenue/Certificates of Participation — 1.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$ 2,157,600
Crown Point Multi-School Building Corp., IN:
5.00%, 1/15/27	3,665	4,127,743
5.00%, 7/15/27	1,000	1,136,380
Miami-Dade County School Board, FL, Prerefunded to 5/1/23, 5.00%, 5/1/31	1,055	1,090,184
New Jersey Economic Development Authority, (School Facilities Construction):
2.06%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,008,610
2.11%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,107,381
		$ 12,627,898
Other Revenue — 9.7%
Albany Parking Authority, NY, 5.00%, 7/15/22	$705	$ 711,937
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
5.00%, 5/1/23(1)	390	400,249
5.00%, 5/1/32(1)	3,000	3,245,340
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/23	500	508,475
5.00%, 1/1/24	600	619,386
5.00%, 1/1/25	500	523,395
Black Belt Energy Gas District, AL:
0.88%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,537,700
1.054%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	20,007,400
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,025,080
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority:
Green Bonds, 4.00%, 12/1/24	$775	$ 805,171
Green Bonds, 4.00%, 12/1/26	920	973,406
Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	1,500	1,586,475
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.86%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,621,873
Jacksonville, FL, Special Revenue, 5.00%, 10/1/24(3)	1,800	1,901,682
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	882,076
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
0.904%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,495,500
4.00% to 9/1/27 (Put Date), 7/1/52	6,000	6,359,579
(Liq: Royal Bank of Canada), 0.984%, (67% of 1 mo. USD LIBOR + 0.83%), 12/1/23 (Put Date), 8/1/48(2)	16,000	15,973,440
(Liq: Royal Bank of Canada), 1.08%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	3,002,520
Northern California Gas Authority No. 1, Gas Project Revenue, 0.864%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	865	861,004
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	7,885,150
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/26	1,500	1,652,835
Southeast Alabama Gas Supply District, (Project No. 1), 1.16%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,988,160
Southeast Alabama Gas Supply District, (Project No. 2), 1.004%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,999,800
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 1.253%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,535	2,530,970
Texas Transportation Commission, State Highway Fund Revenue, Prerefunded to 4/1/24, 5.00%, 4/1/34	5,000	5,301,150
		$ 100,399,753
Senior Living/Life Care — 7.6%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	$300	$ 325,041
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/22	225	226,676
5.00%, 7/15/23	375	386,677
5.00%, 7/15/24	300	316,104
5.00%, 7/15/25	250	270,363

15
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	$365	$ 410,844
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	855,504
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	748,240
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	434,829
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 2.75%, 11/15/25	1,000	1,000,090
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,436,085
2.625%, 5/15/29	2,000	1,903,960
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/24	540	551,291
4.00%, 1/1/27	200	206,534
4.00%, 1/1/28	240	247,442
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	852,507
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
3.00%, 6/1/22	115	115,071
3.00%, 6/1/23	110	110,433
4.00%, 6/1/24	105	107,618
4.00%, 6/1/25	110	113,388
4.00%, 6/1/26	110	113,656
5.00%, 6/1/31	285	309,399
5.00%, 6/1/35	225	241,920
Florida Development Finance Corp., (Mayflower Retirement Community):
1.75%, 6/1/26(1)	1,020	972,019
2.375%, 6/1/27(1)	835	790,236
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/22	250	253,800
5.00%, 12/1/23	355	368,021
5.00%, 12/1/24	425	448,774
5.00%, 12/1/30	500	534,785
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,350,800
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	315	314,984
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	585	587,492
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	416,216
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.21%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	$725	$ 726,754
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,313,158
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/24	415	429,815
4.00%, 12/1/25	425	442,603
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	500	520,660
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	924,747
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	1,085	1,108,143
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
3.50%, 10/1/22(1)	500	504,520
4.00%, 10/1/25(1)	515	546,307
4.00%, 10/1/26(1)	1,000	1,060,380
4.00%, 10/1/27(1)	400	423,884
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/22	100	101,491
4.00%, 12/1/23	125	128,754
4.00%, 12/1/24	150	156,866
4.00%, 12/1/25	100	105,998
4.00%, 12/1/26	150	160,542
4.00%, 12/1/27	200	215,776
4.00%, 12/1/28	200	215,538
4.00%, 12/1/29	250	269,098
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.20%, 6/1/28	2,000	1,775,920
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	693,946
5.625%, 7/1/46(1)	425	426,398
5.75%, 7/1/54(1)	1,130	1,136,351
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/23	1,795	1,818,263
5.00%, 1/1/30	630	662,483
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
2.25%, 7/1/23	1,525	1,525,625
2.375%, 7/1/24	1,525	1,511,305
5.00%, 7/1/30	400	425,272
5.00%, 7/1/31	670	709,885

16
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group): (continued)
5.00%, 7/1/32	$1,500	$ 1,514,220
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	1,705	1,705,290
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	253,490
4.00%, 1/1/26	240	243,742
5.00%, 1/1/27	565	598,911
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,280,498
5.00%, 5/15/26	1,000	1,061,750
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	305,979
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	355	384,216
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	550	531,135
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27	2,000	1,891,060
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	215,888
Santa Fe, NM, (El Castillo Retirement Residences):
2.25%, 5/15/24	600	596,796
2.625%, 5/15/25	1,000	1,000,010
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	685	685,185
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/22	500	500,000
5.00%, 4/1/23	1,365	1,392,942
5.00%, 4/1/24	1,450	1,507,072
5.00%, 4/1/25	1,510	1,594,907
5.00%, 4/1/26	1,595	1,699,696
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	203,272
4.00%, 11/15/25	275	279,714
5.00%, 11/15/27	300	319,125
5.00%, 11/15/29	115	123,025
5.00%, 11/15/30	180	192,188
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/22	110	110,947
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Johns County Industrial Development Authority, FL, (Vicar's Landing): (continued)
4.00%, 12/15/23	$110	$ 112,004
4.00%, 12/15/24	145	148,573
4.00%, 12/15/25	180	184,723
4.00%, 12/15/26	185	189,936
4.00%, 12/15/27	215	220,164
4.00%, 12/15/28	200	203,758
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/23	2,015	2,083,369
5.00%, 9/1/24	1,490	1,566,497
5.00%, 9/1/25	1,615	1,719,943
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/23	235	242,156
4.00%, 12/1/24	245	256,319
4.00%, 12/1/25	250	264,733
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	682,527
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,960	1,795,478
4.00%, 12/1/24	225	233,091
4.00%, 12/1/25	275	286,974
4.00%, 12/1/26	240	251,098
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	240,113
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,084,160
Washington County, MD, (Diakon Lutheran Social Ministries):
5.00%, 1/1/23	365	373,337
5.00%, 1/1/24	350	367,626
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,252,573
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	200	200,358
Washington Housing Finance Commission, (Transforming Age):
2.375%, 1/1/26(1)	645	624,586
5.00%, 1/1/24(1)	180	184,698
5.00%, 1/1/25(1)	385	399,541
5.00%, 1/1/26(1)	400	418,988
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/22	200	200,112
3.00%, 8/1/23	100	100,152
3.00%, 8/1/24	100	100,086

17
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wayzata, MN, (Folkestone Senior Living Community): (continued)
3.00%, 8/1/25	$100	$ 99,777
3.00%, 8/1/26	250	247,988
3.00%, 8/1/27	425	417,176
3.125%, 8/1/28	650	635,531
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	50	50,657
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
4.00%, 9/15/22	200	202,508
Prerefunded to 9/15/23, 4.00%, 9/15/24	365	376,476
Series 2015B, 4.00%, 9/15/23	100	101,208
Series 2018A, 4.00%, 9/15/23	250	257,860
		$ 78,929,193
Special Tax Revenue — 4.2%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$550	$ 601,161
5.00%, 5/1/28	575	634,145
5.00%, 5/1/29	600	668,202
Baltimore, MD, (Harbor Point):
2.65%, 6/1/22(1)	200	199,922
2.70%, 6/1/23(1)	285	284,219
2.80%, 6/1/25(1)	125	124,100
2.85%, 6/1/26(1)	135	133,740
2.95%, 6/1/27(1)	175	172,848
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 0.48%, 11/1/38(4)	15,000	15,000,000
Cuyahoga County, OH, Sales Tax Revenue, 4.00%, 1/1/23	1,250	1,272,375
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/25	250	264,603
5.00%, 12/1/26	330	352,909
5.00%, 12/1/27	420	452,378
5.00%, 12/1/28	425	460,738
5.00%, 12/1/29	400	435,928
5.00%, 12/1/30	680	736,821
5.00%, 12/1/31	785	847,321
5.00%, 12/1/32	660	709,903
Greenville County, SC, Special Source Revenue:
4.00%, 4/1/23	200	204,448
4.00%, 4/1/24	225	233,951
4.00%, 4/1/25	335	353,582
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Greenville County, SC, Special Source Revenue: (continued)
4.00%, 4/1/26	$275	$ 294,440
5.00%, 4/1/27	200	226,308
5.00%, 4/1/28	450	516,213
Illinois Sports Facilities Authority:
5.00%, 6/15/22	315	317,060
5.00%, 6/15/23	250	257,785
Illinois, Sales Tax Revenue:
5.00%, 6/15/22	945	951,246
5.00%, 6/15/23	925	957,421
Missouri Highways and Transportation Commission, 5.00%, 5/1/22	2,500	2,507,850
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/26	6,250	7,001,312
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	224,453
Sales Tax Securitization Corp., IL:
5.00%, 1/1/23	650	667,088
5.00%, 1/1/30	2,000	2,307,380
Series 2018C, 5.00%, 1/1/29	1,525	1,737,417
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	870	864,267
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	970	859,536
		$ 43,833,070
Student Loan — 1.1%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	$750	$ 766,035
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	3,400	3,339,888
(AMT), 5.00%, 7/1/23	1,000	1,035,890
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	4,695,394
Rhode Island Student Loan Authority:
(AMT), 5.00%, 12/1/23	600	628,542
(AMT), 5.00%, 12/1/23	1,250	1,309,462
		$ 11,775,211
Transportation — 11.4%
Atlanta, GA, Airport Revenue:
5.00%, 7/1/26	$2,000	$ 2,226,820
(AMT), 5.00%, 7/1/28	1,325	1,499,211

18
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Atlanta, GA, Airport Revenue: (continued)
(AMT), 5.00%, 7/1/30	$1,315	$ 1,521,836
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	1,550	1,778,238
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/28	1,400	1,584,072
Chicago, IL, (Midway International Airport), (AMT), (SPA: Barclays Bank PLC), 0.58%, 1/1/44(4)	10,000	10,000,000
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/30	5,000	5,787,300
5.00%, 1/1/31	5,440	6,264,106
Clark County, NV, Airport System Revenue:
5.00%, 7/1/24	2,750	2,926,165
5.00%, 7/1/25	2,170	2,364,258
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.00%, 11/1/25	2,900	3,176,805
5.00%, 11/1/27	1,100	1,248,423
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/24	5,000	5,326,500
(AMT), 5.00%, 12/1/26	2,500	2,762,025
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,039,720
Florida Department of Transportation, 5.00%, 7/1/25(3)	5,000	5,463,450
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,643,744
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/31	4,500	5,179,005
Houston, TX, Airport System Revenue:
(AMT), 5.00%, 7/1/29	1,700	1,945,769
(AMT), 5.00%, 7/1/30	1,250	1,445,625
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/25	1,000	1,080,820
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	5,000	5,479,750
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,528,263
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/23	1,100	1,151,062
(AMT), 5.00%, 10/1/28	5,505	6,198,079
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/34	5,000	5,263,450
New Jersey Transportation Trust Fund Authority:
0.00%, 12/15/24	200	185,850
5.00%, 6/15/23	1,000	1,037,780
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/23	1,500	1,570,155
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System): (continued)
5.00%, 12/15/24	$2,000	$ 2,136,960
North Texas Tollway Authority, 4.00%, 1/1/32	2,000	2,200,080
Pennsylvania Turnpike Commission:
1.11%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,002,460
5.00%, 6/1/30	1,145	1,249,012
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/24	2,245	2,370,069
(AMT), 5.00%, 7/1/26	7,750	8,480,670
Port Authority of New York and New Jersey, (AMT), 3.00%, 10/1/27	2,290	2,338,617
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,137,280
Port of Seattle, WA, (AMT), 5.00%, 5/1/28	1,700	1,893,681
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	2,834,075
Virginia Small Business Financing Authority, (95 Express Lanes LLC), (AMT), 5.00%, 1/1/32	3,000	3,449,640
		$ 118,770,825
Water and Sewer — 0.9%
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	$615	$ 686,642
Metropolitan Water District of Southern California, 0.65%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(2)	4,875	4,861,886
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/26	3,000	3,235,170
		$ 8,783,698
Total Tax-Exempt Municipal Obligations (identified cost $1,027,570,554)		$1,010,399,113

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$ 3,461,943
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	307,930
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	1,500	1,425,375
		$ 5,195,248

19
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.3%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$2,990	$ 3,064,421
		$ 3,064,421
General Obligations — 0.7%
Cecil County, MD, 1.20%, 11/1/27	$420	$ 388,953
Chicago, IL, 7.75%, 1/1/42	2,659	2,925,113
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	549,865
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	3,108,984
		$ 6,972,915
Hospital — 0.6%
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	$250	$ 239,180
1.75%, 8/1/26	250	234,198
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	814,902
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,380	1,338,945
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,312,937
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,656,445
		$ 5,596,607
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 565,068
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	486,640
		$ 1,051,708
Insured - Hospital — 0.0%(5)
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	$375	$ 377,314
		$ 377,314
Insured - Special Tax Revenue — 0.3%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 514,855
(AGM), 1.573%, 8/15/27	500	468,040
(AGM), 1.743%, 8/15/28	750	699,458
(AGM), 1.924%, 8/15/29	1,535	1,428,962
		$ 3,111,315
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,518,634
		$ 4,518,634
Other Revenue — 1.3%
Golden State Tobacco Securitization Corp., CA:
1.237%, 6/1/22	$5,725	$ 5,725,286
1.337%, 6/1/23	7,600	7,599,392
		$ 13,324,678
Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 478,309
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,305	1,228,670
Vermont Economic Development Authority, (Wake Robin Corp.), 2.00%, 5/1/22	715	714,128
		$ 2,421,107
Special Tax Revenue — 0.5%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,870,560
1.453%, 6/15/26	3,000	2,765,880
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	332,465
		$ 4,968,905
Transportation — 0.6%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,089,545
Virginia Small Business Financing Authority, (I-495 HOT Lanes), 2.00%, 12/31/23	5,000	5,003,600
		$ 6,093,145
Total Taxable Municipal Obligations (identified cost $58,005,541)		$ 56,695,997

20
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments — continued

Trust Units — 0.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
GO PIRB 2012A-74514LD46 Assured Custodial Trust, 0.00%, 7/1/22	$2,426	$ 2,428,646
		$ 2,428,646
Special Tax Revenue — 0.2%
CCDA Class 60 Trust (taxable), 0.00%, 7/1/31	$845	$ 842,659
PRIFA Class 61 Trust:
Class 2024 (2005C) (taxable), 0.00%, 7/1/24	410	409,721
Class 2025 (2005C) (taxable), 0.00%, 7/1/25	460	459,549
Class 2043 (2005A CABs) (taxable), 0.00%, 7/1/43	520	175,620
		$ 1,887,549
Total Trust Units (identified cost $4,318,139)		$ 4,316,195
Total Investments — 104.5% (identified cost $1,104,937,349)		$1,087,101,646
Other Assets, Less Liabilities — (4.5)%		$ (46,716,280)
Net Assets — 100.0%		$1,040,385,366
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $60,501,100 or 5.8% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	When-issued/delayed delivery security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(5)	Amount is less than 0.05%.
At March 31, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
Pennsylvania	11.7%
Illinois	10.2%
Others, representing less than 10% individually	81.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 2.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
CCDA	– Puerto Rico Convention Center District Authority
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PIRB	– Puerto Rico Public Improvement Refunding Bonds
PRIFA	– Puerto Rico Infrastructure Financing Authority
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

21
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Statement of Assets and Liabilities

March 31, 2022
Assets
Investments, at value (identified cost $1,104,937,349)	$ 1,087,101,646
Cash	3,487,466
Interest receivable	8,645,923
Receivable for investments sold	10,867,760
Receivable for Fund shares sold	4,158,387
Total assets	$1,114,261,182
Liabilities
Payable for investments purchased	$ 6,052,660
Payable for when-issued/delayed delivery securities	55,474,704
Payable for Fund shares redeemed	11,406,113
Distributions payable	237,480
Payable to affiliate:
Investment adviser and administration fee	371,755
Distribution and service fees	50,103
Accrued expenses	283,001
Total liabilities	$ 73,875,816
Net Assets	$1,040,385,366
Sources of Net Assets
Paid-in capital	$ 1,068,652,686
Accumulated loss	(28,267,320)
Net Assets	$1,040,385,366
Class A Shares
Net Assets	$ 201,964,003
Shares Outstanding	20,434,033
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.88
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 10.11
Class C Shares
Net Assets	$ 30,886,911
Shares Outstanding	3,262,464
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.47
Class I Shares
Net Assets	$ 807,534,452
Shares Outstanding	81,665,334
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.89
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
22
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Statement of Operations

Year Ended
March 31, 2022
Investment Income
Interest income	$ 18,219,582
Total investment income	$ 18,219,582
Expenses
Investment adviser and administration fee	$ 4,214,830
Distribution and service fees:
Class A	317,387
Class C	290,334
Trustees’ fees and expenses	52,271
Custodian fee	252,625
Transfer and dividend disbursing agent fees	283,156
Legal and accounting services	51,214
Printing and postage	51,768
Registration fees	129,119
Miscellaneous	148,161
Total expenses	$ 5,790,865
Net investment income	$ 12,428,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (9,315,946)
Net realized loss	$ (9,315,946)
Change in unrealized appreciation (depreciation):
Investments	$ (36,646,856)
Net change in unrealized appreciation (depreciation)	$(36,646,856)
Net realized and unrealized loss	$(45,962,802)
Net decrease in net assets from operations	$(33,534,085)
23
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Statements of Changes in Net Assets

	Year Ended March 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 12,428,717	$ 13,591,533
Net realized gain (loss)	(9,315,946)	389,517
Net change in unrealized appreciation (depreciation)	(36,646,856)	30,715,546
Net increase (decrease) in net assets from operations	$ (33,534,085)	$ 44,696,596
Distributions to shareholders:
Class A	$ (2,268,702)	$ (2,603,537)
Class C	(104,986)	(274,691)
Class I	(9,950,462)	(10,651,742)
Total distributions to shareholders	$ (12,324,150)	$ (13,529,970)
Transactions in shares of beneficial interest:
Class A	$ 17,954,827	$ 23,471,447
Class C	(366,180)	(3,978,521)
Class I	179,475,026	24,137,499
Net increase in net assets from Fund share transactions	$ 197,063,673	$ 43,630,425
Net increase in net assets	$ 151,205,438	$ 74,797,051
Net Assets
At beginning of year	$ 889,179,928	$ 814,382,877
At end of year	$1,040,385,366	$889,179,928
24
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Financial Highlights

	Class A
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 10.280	$ 9.900	$ 10.070	$ 9.950	$ 9.830
Income (Loss) From Operations
Net investment income(1)	$ 0.111	$ 0.157	$ 0.196	$ 0.224	$ 0.212
Net realized and unrealized gain (loss)	(0.400)	0.380	(0.163)	0.121	0.117
Total income (loss) from operations	$ (0.289)	$ 0.537	$ 0.033	$ 0.345	$ 0.329
Less Distributions
From net investment income	$ (0.111)	$ (0.157)	$ (0.197)	$ (0.225)	$ (0.209)
From net realized gain	—	—	(0.006)	—	—
Total distributions	$ (0.111)	$ (0.157)	$ (0.203)	$ (0.225)	$ (0.209)
Net asset value — End of year	$ 9.880	$ 10.280	$ 9.900	$10.070	$ 9.950
Total Return(2)	(2.85)%	5.46%	0.29%	3.52% (3)	3.36% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$201,964	$192,676	$162,846	$ 94,489	$36,045
Ratios (as a percentage of average daily net assets):
Expenses	0.64%	0.66%	0.66%	0.70% (3)	0.70% (3)
Net investment income	1.08%	1.55%	1.93%	2.25%	2.13%
Portfolio Turnover	57%	14%	52%	48%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.15% of average daily net assets for the years ended March 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
25
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.850	$ 9.480	$ 9.650	$ 9.530	$ 9.410
Income (Loss) From Operations
Net investment income(1)	$ 0.033	$ 0.079	$ 0.117	$ 0.144	$ 0.131
Net realized and unrealized gain (loss)	(0.381)	0.369	(0.165)	0.120	0.117
Total income (loss) from operations	$ (0.348)	$ 0.448	$ (0.048)	$ 0.264	$ 0.248
Less Distributions
From net investment income	$ (0.032)	$ (0.078)	$ (0.116)	$ (0.144)	$ (0.128)
From net realized gain	—	—	(0.006)	—	—
Total distributions	$ (0.032)	$ (0.078)	$ (0.122)	$ (0.144)	$ (0.128)
Net asset value — End of year	$ 9.470	$ 9.850	$ 9.480	$ 9.650	$ 9.530
Total Return(2)	(3.54)%	4.74%	(0.53)%	2.79% (3)	2.64% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,887	$32,499	$35,156	$28,258	$16,403
Ratios (as a percentage of average daily net assets):
Expenses	1.39%	1.41%	1.41%	1.45% (3)	1.45% (3)
Net investment income	0.34%	0.81%	1.20%	1.51%	1.37%
Portfolio Turnover	57%	14%	52%	48%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.15% of average daily net assets for the years ended March 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
26
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 10.290	$ 9.900	$ 10.080	$ 9.950	$ 9.830
Income (Loss) From Operations
Net investment income(1)	$ 0.127	$ 0.173	$ 0.212	$ 0.237	$ 0.226
Net realized and unrealized gain (loss)	(0.401)	0.389	(0.173)	0.133	0.118
Total income (loss) from operations	$ (0.274)	$ 0.562	$ 0.039	$ 0.370	$ 0.344
Less Distributions
From net investment income	$ (0.126)	$ (0.172)	$ (0.213)	$ (0.240)	$ (0.224)
From net realized gain	—	—	(0.006)	—	—
Total distributions	$ (0.126)	$ (0.172)	$ (0.219)	$ (0.240)	$ (0.224)
Net asset value — End of year	$ 9.890	$ 10.290	$ 9.900	$ 10.080	$ 9.950
Total Return(2)	(2.70)%	5.72%	0.34%	3.78% (3)	3.51% (3)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$807,534	$664,004	$616,381	$439,012	$84,347
Ratios (as a percentage of average daily net assets):
Expenses	0.49%	0.51%	0.51%	0.55% (3)	0.55% (3)
Net investment income	1.23%	1.71%	2.09%	2.37%	2.26%
Portfolio Turnover	57%	14%	52%	48%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.15% of average daily net assets for the years ended March 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
27
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was decreased to 3.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
28

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2022 and March 31, 2021 was as follows:
	Year Ended March 31,
	2022	2021
Tax-exempt income	$11,023,530	$12,552,963
Ordinary income	$ 1,300,620	$ 977,007
As of March 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 297,193
Deferred capital losses	(10,555,293)
Net unrealized depreciation	(17,771,740)
Distributions payable	(237,480)
Accumulated loss	$(28,267,320)
At March 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $10,555,293 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2022, $9,308,697 are short-term and $1,246,596 are long-term.
29

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,104,873,386
Gross unrealized appreciation	$ 5,200,867
Gross unrealized depreciation	(22,972,607)
Net unrealized depreciation	$ (17,771,740)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375
$2.5 billion but less than $5 billion	0.360
$5 billion and over	0.350
For the year ended March 31, 2022, the investment adviser and administration fee amounted to $4,214,830 or 0.40% of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2022, EVM earned $7,306 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,646 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2022 amounted to $317,387 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2022, the Fund paid or accrued to EVD $241,945 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2022 amounted to $48,389 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
30

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective April 29, 2022, Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2022, the Fund was informed that EVD received approximately $73,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $921,297,962 and $575,258,155, respectively, for the year ended March 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended March 31, 2022		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	8,552,582	$ 88,069,587	8,862,158	$ 89,890,768
Issued to shareholders electing to receive payments of distributions in Fund shares	188,757	1,935,338	212,604	2,149,285
Redemptions	(7,082,209)	(72,403,054)	(6,895,149)	(69,623,962)
Converted from Class C shares	34,114	352,956	104,307	1,055,356
Net increase	1,693,244	$ 17,954,827	2,283,920	$ 23,471,447
Class C
Sales	692,020	$ 6,809,099	732,795	$ 7,080,581
Issued to shareholders electing to receive payments of distributions in Fund shares	8,828	86,685	22,754	219,835
Redemptions	(702,764)	(6,909,008)	(1,055,604)	(10,223,581)
Converted to Class A shares	(35,623)	(352,956)	(108,890)	(1,055,356)
Net decrease	(37,539)	$ (366,180)	(408,945)	$ (3,978,521)
Class I
Sales	52,161,238	$ 536,602,594	35,866,727	$ 362,409,480
Issued to shareholders electing to receive payments of distributions in Fund shares	741,875	7,605,633	870,091	8,794,564
Redemptions	(35,789,464)	(364,733,201)	(34,443,319)	(347,066,545)
Net increase	17,113,649	$ 179,475,026	2,293,499	$ 24,137,499
31

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an upfront fee and arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2022.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 13,439,456	$ —	$ 13,439,456
Tax-Exempt Mortgage-Backed Securities	—	2,250,885	—	2,250,885
Tax-Exempt Municipal Obligations	—	1,010,399,113	—	1,010,399,113
Taxable Municipal Obligations	—	56,695,997	—	56,695,997
Trust Units	—	4,316,195	—	4,316,195
Total Investments	$ —	$1,087,101,646	$ —	$1,087,101,646
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
32

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Short Duration Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”), (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 20, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
33

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2022, the Fund designates 89.45% of distributions from net investment income as an exempt-interest dividend.
34

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members and officers of the Trust hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds, Mr. Bowser who oversees 110 funds and Ms. Wiser who oversees 135 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
35

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
William H. Park 1947	Trustee	Since 2003	Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).
Other Directorships. None.
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Other Directorships. None.
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
36

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
37

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
38

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
40

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23361    3.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor.

Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Ultra-Short Municipal Income Fund (formerly, Eaton Vance Floating-Rate Municipal Income Fund), Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance New York Municipal Opportunities Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 4 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

(a-d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2021 and March 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance National Ultra-Short Municipal Income Fund (formerly Eaton Vance Floating-Rate Municipal Income Fund)

Fiscal Years Ended	03/31/21	03/31/22
Audit Fees	$35,600	$35,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,053	$6,403
All Other Fees(3)	$0	$0

Total	$41,653	$41,453

Eaton Vance Short Duration Municipal Opportunities Fund

Fiscal Years Ended	03/31/21	03/31/22
Audit Fees	$37,900	$36,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,078	$6,403
All Other Fees(3)	$0	$0

Total	$46,978	$42,953

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/21	03/31/22
Audit Fees	$54,875	$54,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,657	$9,007
All Other Fees(3)	$0	$0

Total	$63,532	$63,357

Eaton Vance New York Municipal Opportunities Fund

Fiscal Years Ended	03/31/21	03/31/22
Audit Fees	$36,675	$36,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,269	$7,919
All Other Fees(3)	$0	$0

Total	$42,944	$44,169

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at March 31, 2022, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/21	03/31/22
Audit Fees	$165,050	$162,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$30,057	$29,732
All Other Fees(3)	$0	$0

Total	$195,107	$191,932

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/21	03/31/22
Registrant(1)	$30,057	$29,732
Eaton Vance(2)	$150,300	$51,800

(1)	Includes all of the Funds of the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Morgan Stanley.

(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics.

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 23, 2022